UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o Timothy D. Barto, Esq.

SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: September 30, 2019

Date of reporting period: December 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.6%
Argentina — 0.0%
Ternium SA ADR	25,885	$702

Australia — 2.1%
Alumina Ltd	397,740	644
Aristocrat Leisure Ltd	698,871	10,746
ASX Ltd	31,001	1,308
BHP Billiton Ltd	8,499	205
BlueScope Steel Ltd	492,256	3,798
Coca-Cola Amatil	96,571	557
Cochlear Ltd	67,912	8,298
Computershare Ltd	74,891	906
CSL Ltd	130,187	16,970
Downer EDI Ltd	147,742	703
Evolution Mining	73,185	190
Goodman Group ‡	114,723	859
Insurance Australia Group Ltd	1,240,259	6,112
LendLease Group	117,612	963
Macquarie Group Ltd	14,933	1,142
Orora Ltd	275,440	595
OZ Minerals Ltd	289,519	1,794
Qantas Airways Ltd	2,343,806	9,554
Rio Tinto Ltd	21,922	1,211
Santos Ltd	165,327	638
SEEK Ltd	39,185	467
South32 Ltd	3,483,041	8,215
Treasury Wine Estates Ltd	116,514	1,214
Woodside Petroleum	7,453	164

		77,253

Austria — 0.5%
BAWAG Group AG (A)	220,961	9,053
CA Immobilien Anlagen AG	15,115	477
Erste Group Bank AG *	56,659	1,882
OMV AG	153,671	6,719
Raiffeisen Bank International AG	27,269	692
Verbund - Oesterreichische Elektrizitaetswirtschafts, Cl A	13,474	574

		19,397

Belgium — 1.2%
Ageas	385,812	17,333
AGFA-Gevaert NV *	181,477	691
Colruyt SA	16,384	1,166
Groupe Bruxelles Lambert SA	115,033	10,004
KBC Group NV	122,592	7,943
Proximus SADP	13,129	354
UCB SA	83,298	6,789
Umicore SA	18,284	729

		45,009

Brazil — 0.2%
Banco do Brasil SA *	66,800	801
Cia Siderurgica Nacional	116,800	266

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cosan SA	34,500	$298
IRB Brasil Resseguros S/A	210,500	4,533
Porto Seguro SA	16,672	224
Raia Drogasil SA *	51,438	759
TOTVS SA	81,500	571

		7,452

Canada — 3.5%
Alimentation Couche-Tard Inc, Cl B	141,261	7,024
Autohome Inc ADR *(B)	7,937	621
Bank of Montreal	77,500	5,061
Canadian Imperial Bank of Commerce (B)	186,010	13,848
Canadian Natural Resources Ltd	519,856	12,544
Canadian Pacific Railway Ltd	97,159	17,251
Cogeco Communications Inc	4,070	196
Dollarama Inc	176,667	4,200
Encana Corp	1,853,644	10,695
Gildan Activewear Inc	423,753	12,857
Manulife Financial Corp	1,384,218	19,631
Royal Bank of Canada	149,493	10,227
Suncor Energy Inc	230,130	6,425
Toronto-Dominion Bank/The	163,386	8,118

		128,698

China — 1.5%
Alibaba Group Holding Ltd ADR *	72,580	9,949
Angang Steel Co Ltd, Cl H (B)	550,000	379
Baidu Inc ADR *	131,602	20,872
China BlueChemical	370,000	116
China Construction Bank Corp, Cl H	697,000	575
China Petroleum & Chemical Corp, Cl H	910,000	650
Industrial & Commercial Bank of China Ltd, Cl H	6,069,000	4,333
PetroChina Co Ltd, Cl H	2,362,000	1,472
Sinotruk Hong Kong Ltd (B)	165,500	250
STMicroelectronics NV	314,593	4,490
Tencent Holdings Ltd	320,700	12,862

		55,948

Denmark — 2.0%
Chr Hansen Holding A/S	131,157	11,585
Coloplast A/S, Cl B	13,253	1,228
GN Store Nord A/S	61,118	2,278
H Lundbeck A/S	177,657	7,767
ISS A/S	549,289	15,319
Novo Nordisk A/S, Cl B	356,875	16,286
Orsted A/S (A)	36,597	2,443
Rockwool International A/S, Cl B	3,868	1,007
Scandinavian Tobacco Group A/S (A)	1,043,814	12,544
Tryg A/S	23,381	587
William Demant Holding A/S *	38,556	1,092

		72,136

SEI Institutional International Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Finland — 0.9%
Elisa OYJ, Cl A	27,749	$1,145
Fortum OYJ	80,898	1,766
Kesko, Cl B	5,808	313
Neste Oyj	171,850	13,233
Orion Oyj, Cl B	92,659	3,207
Stora Enso OYJ, Cl R	518,730	5,980
UPM-Kymmene OYJ	232,912	5,898
Valmet OYJ	75,756	1,554

		33,096

France — 6.5%
Aeroports de Paris	6,078	1,150
Air Liquide SA	36,860	4,570
Airbus SE	35,136	3,372
Alstom SA *	12,938	522
Arkema SA	39,547	3,389
Atos SE	38,415	3,139
BNP Paribas SA	351,074	15,842
Boiron SA	1,900	106
Carrefour SA	1,135,989	19,362
CNP Assurances	51,005	1,080
Covivio ‡	7,765	747
Dassault Aviation SA	458	633
Dassault Systemes SE	9,575	1,135
Edenred	38,354	1,408
Eiffage SA	15,499	1,293
Electricite de France SA	114,446	1,805
Engie SA	425,728	6,096
EssilorLuxottica	110,728	13,981
Gaztransport Et Technigaz	3,255	250
Gecina SA ‡	6,489	838
Hermes International	6,416	3,556
Ipsen SA	58,985	7,609
IPSOS	18,645	438
Kering SA	22,004	10,353
Korian	12,028	427
Les Nouveaux Constructeurs SA	174	7
L’Oreal SA	38,193	8,784
LVMH Moet Hennessy Louis Vuitton SE	41,667	12,298
Neopost	25,812	703
Nexity SA	19,495	878
Pernod Ricard SA	129,556	21,223
Peugeot SA	467,710	9,969
Publicis Groupe SA	227,813	13,042
Remy Cointreau SA	1,993	225
Safran SA	46,051	5,549
Sanofi	222,022	19,203
Sartorius Stedim Biotech	10,743	1,073
Schneider Electric SE	76,958	5,254
SCOR SE	27,090	1,220
SES, Cl A	46,016	879

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SPIE SA	261,185	$3,460
TechnipFMC PLC	163,939	3,308
Teleperformance	5,473	873
Thales SA	93,968	10,957
TOTAL SA	206,606	10,907
Ubisoft Entertainment SA *	41,728	3,362
Valeo SA	91,558	2,670

		238,945

Germany — 8.2%
adidas AG	52,143	10,872
Allianz SE	64,367	12,887
AURELIUS Equity Opportunities SE & Co KGaA (B)	250,264	9,075
Axel Springer SE	3,167	179
BASF SE	352,604	24,346
Bayer AG	257,855	17,851
Brenntag AG	116,584	5,024
Continental AG	37,249	5,142
CTS Eventim AG & Co KGaA	181,573	6,762
Delivery Hero *(A)	4,623	172
Deutsche Boerse AG	83,076	9,967
Deutsche Lufthansa AG	372,047	8,378
Deutsche Post AG	760,362	20,783
Deutsche Telekom	364,150	6,169
Deutsche Wohnen AG	26,841	1,227
Gerresheimer AG	96,442	6,312
Hamburger Hafen und Logistik AG	21,501	426
Hannover Rueck SE	7,332	987
HOCHTIEF AG	36,524	4,914
Infineon Technologies AG	1,037,154	20,588
Innogy SE (A)	15,291	712
KION Group AG	205,381	10,408
Kloeckner & Co SE	96,437	668
Linde	187,868	29,755
MTU Aero Engines Holding	8,910	1,613
QIAGEN *	5,213	177
RWE AG	35,519	770
SAP SE	405,803	40,326
SAP SE ADR (B)	61,373	6,110
Scout24 AG (A)	131,253	6,026
Siemens AG	154,622	17,212
TUI AG	417,764	5,949
Uniper SE	43,887	1,134
Vonovia SE	34,613	1,567
Wirecard AG	21,560	3,273
zooplus AG *(B)	27,592	3,750

		301,511

Greece — 0.0%
Aegean Airlines SA	12,601	106

Hong Kong — 2.2%
AIA Group Ltd	2,424,400	20,128

2	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	$22
China Merchants Port Holdings Co Ltd	2,107,720	3,796
China Mobile Ltd	2,490,740	23,971
CLP Holdings Ltd	81,500	921
Dairy Farm International Holdings	40,800	369
Galaxy Entertainment Group Ltd *	1,089,000	6,927
Hang Seng Bank Ltd	63,700	1,430
HK Electric Investments & HK Electric Investments Ltd	472,000	476
HKT Trust & HKT Ltd	686,000	988
Hong Kong & China Gas	693,000	1,434
Hysan Development Co Ltd	53,000	252
Link ‡	93,000	942
Samsonite International SA (A)	2,784,211	7,913
Swire Pacific, Cl A	72,000	761
Techtronic Industries Co Ltd	1,982,000	10,531
Wharf Real Estate Investment Co Ltd	116,000	694

		81,555

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	128,857	1,413

India — 0.3%
HDFC Bank Ltd ADR	125,247	12,974

Indonesia — 0.0%
Bukit Asam Tbk PT	2,402,400	718

Ireland — 1.0%
AIB Group PLC	2,719,550	11,441
Experian PLC	624,677	15,156
Kerry Group PLC, Cl A	74,426	7,359
Ryanair Holdings PLC ADR *	63,678	4,543

		38,499

Israel — 1.2%
Bank Hapoalim BM	878,266	5,559
Bank Leumi Le-Israel BM	2,546,791	15,403
Check Point Software Technologies Ltd *	164,795	16,916
First International Bank Of Israel Ltd	55,335	1,164
International Flavors & Fragrances	0	–
Israel Chemicals	109,424	621
Israel Discount Bank Ltd, Cl A	554,620	1,716
Mizrahi Tefahot Bank Ltd	48,848	825
NICE Systems *	11,233	1,209
Shufersal Ltd	65,058	427

		43,840

Italy — 2.0%
Davide Campari-Milano	25,681	217
Eni SpA	51,489	809
ERG SpA	85,176	1,607
EXOR NV	127,560	6,891
Ferrari NV	16,170	1,604
Fiat Chrysler Automobiles NV *	562,058	8,148

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hera SpA	739,313	$2,250
Italgas	49,281	281
Maire Tecnimont SpA	189,106	694
Moncler	36,141	1,195
Piaggio & C	140,715	295
Poste Italiane SpA (A)	89,045	711
Recordati SpA	230,404	7,978
Saras SpA	692,920	1,340
Societa Iniziative Autostradali e Servizi SpA	114,852	1,583
Tenaris SA	1,056,931	11,406
UniCredit SpA	2,217,835	25,084

		72,093

Japan — 16.7%
77 Bank Ltd/The	67,000	1,165
Aeon Co Ltd	120,700	2,365
AGC	162,600	5,083
Alfresa Holdings Corp	29,100	743
Arcland Sakamoto Co Ltd	44,400	547
Asahi Group Holdings Ltd	34,800	1,354
Asahi Kasei Corp	10,400	107
Asics	30,500	391
Astellas Pharma	31,600	404
Bandai Namco Holdings Inc	286,200	12,847
Bridgestone Corp (B)	194,800	7,521
Canon Marketing Japan Inc	144,800	2,587
Capcom Co Ltd	174,900	3,462
Casio Computer	32,400	385
Chubu Electric Power	50,300	716
Chugoku Electric Power (B)	51,900	676
CyberAgent Inc	18,300	708
Dai Nippon Printing Co Ltd	513,500	10,751
Daiichi Sankyo Co Ltd	204,800	6,554
Daikin Industries Ltd	108,100	11,523
Daito Trust Construction Co Ltd	63,600	8,704
Daiwa House Industry Co Ltd	230,100	7,336
Don Quijote Holdings Co Ltd	17,200	1,069
East Japan Railway Co	179,000	15,843
Eisai Co Ltd	26,100	2,023
FamilyMart UNY Holdings Co Ltd	12,700	1,610
FANUC Corp	83,400	12,672
Fast Retailing	2,600	1,336
FUJIFILM Holdings Corp	254,100	9,889
Fujitsu Ltd	177,700	11,090
Goldcrest Co Ltd	21,700	313
Hakuhodo DY Holdings Inc	117,500	1,687
Haseko Corp	515,300	5,425
Hikari Tsushin Inc	4,100	642
Hisamitsu Pharmaceutical Co Inc	200	11
Hitachi Ltd	18,400	492
Hoshizaki Corp	81,600	4,968
Hoya Corp	54,500	3,286

SEI Institutional International Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Idemitsu Kosan Co Ltd	31,700	$1,043
IHI Corp	24,600	679
Iida Group Holdings Co Ltd	12,500	217
ITOCHU Corp	239,400	4,074
Japan Airlines Co Ltd	411,300	14,587
Japan Post Holdings Co Ltd	313,900	3,619
Japan Post Insurance	9,600	223
Japan Prime Realty Investment, Cl A ‡	113	429
Japan Real Estate Investment, Cl A ‡	86	483
JXTG Holdings Inc	611,400	3,214
Kakaku.com	1,800	32
Kao Corp	116,500	8,658
KDDI Corp	890,200	21,290
Keihan Holdings	18,600	759
Keio	15,700	914
Keisei Electric Railway Co Ltd	7,100	223
Keyence Corp	47,700	24,208
Kikkoman Corp	28,700	1,546
Kirin Holdings Co Ltd	112,300	2,353
Kobayashi Pharmaceutical Co Ltd	2,400	163
Kohnan Shoji Co Ltd	33,900	823
Koito Manufacturing Co Ltd	169,910	8,796
Kokuyo Co Ltd	85,700	1,254
Konami Holdings Corp	112,600	4,931
Kose Corp	60,600	9,533
K’s Holdings Corp	154,800	1,524
Kura Corp	7,900	393
Kyushu Electric Power	14,800	177
M3 Inc	3,900	52
Mabuchi Motor Co Ltd	406,500	12,486
Marubeni Corp	464,000	3,267
Marui Group	38,400	747
McDonald’s Holdings Co Japan Ltd	10,600	450
Medipal Holdings Corp	24,100	517
Mitsubishi Chemical Holdings Corp	34,500	262
Mitsubishi Corp	55,600	1,530
Mitsubishi UFJ Financial Group	751,100	3,682
Mitsui & Co Ltd	35,900	553
Mixi Inc	134,000	2,812
Mizuho Financial Group	973,300	1,511
Mizuno Corp	23,400	497
Mochida Pharmaceutical Co Ltd	6,900	567
MS&AD Insurance Group Holdings Inc	572,800	16,352
NET One Systems	745,500	13,141
NGK Spark Plug	26,800	535
Nidec Corp	12,300	1,399
Nihon Unisys Ltd	69,200	1,546
Nikon Corp (B)	363,400	5,415
Nippon Building Fund Inc, Cl A	183	1,153
Nippon Soda Co Ltd	6,800	167
Nippon Telegraph & Telephone Corp	144,900	5,919
Nippon Telegraph & Telephone Corp ADR	547,020	22,231

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nissan Chemical Corp	26,500	$1,391
Nisshin Seifun Group Inc	34,500	714
Nomura Real Estate Master Fund Inc ‡	140	184
North Pacific Bank Ltd	232,900	624
NTT Data Corp	310,900	3,415
Obic Co Ltd	11,700	905
Oji Holdings Corp	85,000	438
Omron Corp	93,400	3,405
Oriental Land Co Ltd/Japan	41,100	4,141
Otsuka Corp	24,500	674
Outsourcing Inc *(B)	124,600	1,199
Panasonic Corp	815,200	7,360
Park24	17,100	376
Recruit Holdings Co Ltd	148,400	3,601
Ricoh	79,200	777
Rohm Co Ltd	183,900	11,800
Rohto Pharmaceutical Co Ltd	16,000	438
Ryohin Keikaku Co Ltd	1,200	290
Saizeriya Co Ltd	38,100	651
Sanwa Shutter	485,200	5,524
Sawada Holdings Co Ltd	3,700	31
SBI Holdings Inc/Japan	44,800	882
Seiko Holdings Corp	28,400	547
Sekisui House Ltd	743,400	10,970
Seven & i Holdings Co Ltd	263,600	11,492
SG Holdings	8,700	227
Shimadzu	9,600	190
Shinsei Bank *	21,500	257
Shionogi & Co Ltd	159,300	9,105
Shiseido Co Ltd	35,800	2,249
Shizuoka Bank	33,100	260
Showa Corp	45,600	538
Showa Shell Sekiyu KK	31,600	444
SMC Corp/Japan	27,900	8,453
SoftBank Group	2,800	186
Sojitz Corp	184,500	642
Sompo Holdings Inc	327,200	11,130
Sony Corp	200,800	9,748
Sony Financial Holdings Inc	31,700	594
Sumitomo Corp	191,000	2,718
Sumitomo Dainippon Pharma Co Ltd	89,600	2,854
Sumitomo Mitsui Financial Group Inc	331,900	11,027
Sumitomo Mitsui Trust Holdings Inc	404,122	14,815
Suzuken Co Ltd/Aichi Japan	49,400	2,517
T&D Holdings Inc	24,400	284
Taisho Pharmaceutical Holdings	7,500	754
Takeda Pharmaceutical Co Ltd (B)	1,120,100	37,825
Takuma	24,500	307
TDK	3,600	253
Terumo Corp	18,600	1,055
TIS Inc	69,000	2,720
Tochigi Bank Ltd/The	65,000	149

4	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Toho Gas Co Ltd	15,100	$638
Tokyo Century Corp	8,900	392
Tokyo Electric Power Co Holdings Inc *	1,185,100	7,053
Tokyu	25,200	412
Tomy	55,500	556
Towa Pharmaceutical	3,300	231
Toyo Seikan Group Holdings	27,000	621
Toyota Motor Corp	107,600	6,283
Toyota Motor Corp ADR (B)	148,433	17,230
Ube Industries Ltd	192,900	3,928
United Urban Investment Corp	298	462
Valqua	12,800	259
Wacoal Holdings Corp	418,852	10,854
Yamaha Corp	27,400	1,169
Yamato Holdings Co Ltd	39,000	1,075
Yamazaki Baking Co Ltd	24,800	521
Yokogawa Electric Corp	18,900	327

		616,362

Jordan — 0.0%
Hikma Pharmaceuticals PLC	13,645	298

Malaysia — 0.0%
Tenaga Nasional Bhd	136,677	450

Malta — 0.0%
BGP Holdings *(C)	198,683	–

Mexico — 0.3%
Alfa SAB de CV, Cl A	313,364	372
Alpek, Cl A *	198,960	243
Grupo Aeroportuario del Centro Norte Sab, Cl B	102,856	490
Mexichem SAB de CV	445,540	1,129
Wal-Mart de Mexico SAB de CV	3,487,100	8,850

		11,084

Netherlands — 6.7%
ABN AMRO Group NV (A)	81,140	1,905
Aegon NV (B)	1,255,078	5,852
AerCap Holdings NV *	227,188	8,997
Akzo Nobel NV (B)	271,870	21,879
ASML Holding NV	95,128	14,916
ASR Nederland NV	213,849	8,453
Heineken Holding NV	95,314	8,036
Heineken NV	102,406	9,037
ING Groep NV	2,417,370	26,004
Koninklijke Ahold Delhaize NV	645,799	16,297
Koninklijke DSM NV	182,355	14,892
Koninklijke KPN	641,411	1,877
Koninklijke Philips NV	318,925	11,276
Koninklijke Volkerwessels NV	31,666	501
NN Group NV	216,481	8,612
NXP Semiconductors NV	194,530	14,255
RELX PLC	79,579	1,635

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Royal Dutch Shell PLC, Cl A	710,438	$20,835
Royal Dutch Shell PLC, Cl B	707,593	21,088
Royal Dutch Shell PLC ADR, Cl B (B)	278,352	16,684
Wolters Kluwer NV	252,190	14,893

		247,924

New Zealand — 0.1%
Air New Zealand Ltd	813,826	1,692
Fisher & Paykel Healthcare Corp Ltd	102,265	891
Ryman Healthcare	22,276	160
Spark New Zealand Ltd	82,909	231

		2,974

Norway — 2.0%
Aker BP ASA	19,131	482
Atlantic Sapphire *	1,411,030	11,244
Equinor ASA	151,060	3,206
Grieg Seafood	16,624	196
Leroy Seafood Group	105,778	805
Magseis Fairfield *(B)	2,539,249	4,369
Marine Harvest ASA	1,127,815	23,796
Northern Drilling Ltd *	596,449	3,499
Salmar ASA	40,482	2,001
Telenor ASA	691,287	13,372
Yara International ASA	243,704	9,386

		72,356

Poland — 0.0%
Polish Oil & Gas	442,292	814

Portugal — 0.2%
Altri SGPS SA	55,465	368
CTT Correios de Portugal	99,092	333
Energias de Portugal	52,507	183
Galp Energia SGPS SA, Cl B	401,083	6,325

		7,209

Russia — 0.2%
Novolipetsk Steel PJSC GDR	40,708	931
Severstal PJSC GDR	63,347	865
Tatneft PJSC ADR	73,492	4,630

		6,426

Singapore — 1.2%
CapitaLand Commercial Trust ‡	114,000	146
City Developments Ltd	1,961,900	11,688
ComfortDelgro	113,600	179
DBS Group Holdings Ltd	1,112,600	19,338
Genting Singapore Ltd	466,300	334
Hong Leong Finance Ltd	111,300	208
Oversea-Chinese Banking Corp Ltd	1,035,000	8,550
Singapore Airlines Ltd	123,800	856
Singapore Exchange Ltd	381,600	2,002
Singapore Technologies Engineering Ltd	75,100	192

SEI Institutional International Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Overseas Bank Ltd	9,500	$171

		43,664

South Africa — 0.1%
Investec PLC	416,323	2,305
Reunert Ltd	92,931	458
Telkom SA SOC Ltd	141,818	624

		3,387

South Korea — 2.1%
BNK Financial Group Inc	155,928	1,024
Daelim Industrial Co Ltd	4,671	429
KT Corp ADR	490,614	6,977
LG Electronics Inc	15,243	851
Samsung Electronics Co Ltd	642,220	22,275
SK Hynix Inc	59,613	3,232
SK Innovation Co Ltd	19,576	3,149
SK Telecom Co Ltd	86,872	20,982
SK Telecom Co Ltd ADR	742,654	19,903

		78,822

Spain — 1.5%
ACS Actividades de Construccion y Servicios SA	254,165	9,829
Amadeus IT Group SA, Cl A	134,072	9,325
Applus Services	49,105	544
Bankinter SA	85,520	686
CaixaBank SA	2,035,083	7,361
Cia de Distribucion Integral Logista Holdings SA	35,441	886
Enagas	10,045	271
Ence Energia y Celulosa SA	261,506	1,640
Endesa SA	15,314	352
Industria de Diseno Textil SA	126,549	3,233
International Consolidated Airlines Group SA	125,812	995
Liberbank *	516,746	260
Naturgy Energy Group	63,264	1,610
Red Electrica Corp SA	23,009	513
Repsol *(B)	171,467	78
Repsol SA	171,467	2,760
Unicaja Banco SA (A)	11,477,455	15,088

		55,431

Sweden — 1.7%
Assa Abloy AB, Cl B	71,519	1,276
Atlas Copco AB, Cl A	254,654	6,046
Axfood	48,823	835
Betsson	203,606	1,676
Epiroc AB, Cl A *	62,006	586
Epiroc AB, Cl B *	73,261	652
Hexagon AB, Cl B	193,135	8,888
ICA Gruppen (B)	90,647	3,239
Lundin Petroleum AB	32,570	813
Millicom International Cellular SA	274,453	17,382

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oriflame Holding AG	51,427	$1,149
Sandvik AB	285,366	4,067
Securitas, Cl B	65,356	1,049
Swedbank AB, Cl A	337,306	7,524
Swedish Match AB	118,489	4,666
Swedish Orphan Biovitrum AB *	132,051	2,875
Telefonaktiebolaget LM Ericsson, Cl B	57,738	507
Telia	37,895	179

		63,409

Switzerland — 7.3%
ABB Ltd	1,240,858	23,532
Adecco Group AG	218,395	10,175
Aryzta AG *	3,343,780	3,692
Baloise Holding AG	8,304	1,141
Barry Callebaut AG	371	576
Chocoladefabriken Lindt & Sprungli	233	2,669
Cie Financiere Richemont SA	313,951	20,064
Geberit AG	18,435	7,149
Givaudan SA	8,577	19,802
Julius Baer Group Ltd	187,575	6,662
Lonza Group AG	52,636	13,600
Nestle SA	149,589	12,109
Novartis AG	322,250	27,472
Partners Group Holding AG (B)	13,703	8,285
Roche Holding AG	203,664	50,286
Schindler Holding AG	2,525	495
SGS SA	3,261	7,311
SIG Combibloc Group *	404,920	4,297
Sika AG	81,540	10,306
Sonova Holding AG	52,468	8,548
Straumann Holding AG	951	596
Swiss Life Holding AG	40,796	15,668
Swiss Re AG	44,382	4,057
Swisscom AG	2,642	1,259
Tecan Group AG	3,617	700
Temenos Group	3,827	458
UBS Group AG	479,596	5,952
Vifor Pharma AG	9,178	995
Zurich Insurance Group AG	7,838	2,330

		270,186

Taiwan — 0.6%
China Development Financial Holding Corp	5,091,000	1,610
L.M. Development Co Ltd	12,000	17
MediaTek Inc	787,000	5,876
Simplo Technology Co Ltd	189,000	1,279
Taiwan Semiconductor Manufacturing Co Ltd ADR	316,585	11,685

		20,467

Thailand — 0.1%
Bangchak Corp PCL	989,000	965

6	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PTT Exploration & Production PCL	368,100	$1,283

		2,248

Turkey — 0.1%
Akbank T.A.S. (B)	2,286,164	2,948
Turk Hava Yollari AO *	179,464	544

		3,492

United Kingdom — 14.2%
3i Group PLC	236,385	2,328
Abcam PLC	103,162	1,432
Admiral Group PLC	22,763	593
Anglo American PLC (B)	101,255	2,254
Aon PLC	52,200	7,588
Ashtead Group PLC	206,827	4,312
AstraZeneca PLC	258,472	19,333
Auto Trader Group (A)	67,028	388
Aviva PLC	3,089,858	14,777
Balfour Beatty PLC	2,483,272	7,885
Bank of Ireland Group PLC	1,743,248	9,709
Barclays PLC	11,098,418	21,276
Berkeley Group Holdings PLC	7,276	322
BHP Group	384,165	8,081
BP PLC	3,360,532	21,226
BP PLC ADR	181,995	6,901
British American Tobacco PLC	661,970	21,077
British Land	25,721	175
Bunzl PLC	403,663	12,179
Burberry Group PLC	91,474	2,022
Carnival PLC	242,097	11,603
Centrica	118,482	204
Cobham PLC *	8,845,252	11,008
Compass Group PLC	1,525,970	32,067
Computacenter PLC	62,379	799
CRH PLC	188,190	4,964
Croda International PLC	26,496	1,581
DCC PLC	63,735	4,858
Evraz PLC	823,407	5,039
Ferguson PLC	264,873	16,924
Ferrexpo	524,939	1,301
Fevertree Drinks	126,186	3,534
Games Workshop Group PLC	7,754	300
GlaxoSmithKline PLC	954,428	18,126
Hargreaves Lansdown PLC	48,139	1,134
Hays PLC	1,583,408	2,823
HSBC Holdings PLC	30,543	252
IMI PLC	299,538	3,601
Inchcape PLC	122,789	862
Indivior PLC *	326,107	467
InterContinental Hotels Group PLC	19,334	1,043
International Consolidated Airlines Group	189,247	1,490
Intertek Group PLC	30,747	1,880
Investec PLC	407,105	2,287

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
J Sainsbury	313,791	$1,059
JD Sports Fashion PLC	95,690	425
Johnson Matthey PLC	151,650	5,406
Kingfisher PLC	3,183,244	8,412
Legal & General Group PLC	1,144,962	3,368
Lloyds Banking Group PLC	23,393,569	15,448
London Stock Exchange Group PLC	190,968	9,879
Meggitt	32,942	198
Micro Focus International PLC	551,985	9,723
Mondi PLC	180,298	3,751
NMC Health	17,596	613
Pagegroup PLC	91,024	523
Pearson PLC	136,252	1,628
Persimmon PLC	59,929	1,473
Polyus PJSC GDR	6,668	261
Prudential PLC	1,836,882	32,799
QinetiQ Group PLC	319,745	1,166
Reckitt Benckiser Group PLC	160,068	12,258
RELX PLC	748,256	15,405
Rentokil Initial	2,125,419	9,128
Rio Tinto (LSE) PLC	7,577	360
Rolls-Royce Holdings PLC	1,513,941	16,004
Royal Bank of Scotland Group PLC	5,800,199	16,008
Royal Mail PLC	150,459	521
RSA Insurance Group PLC	197,746	1,294
Schroders PLC	93,884	2,921
Segro PLC ‡	191,650	1,437
Spectris PLC	137,856	4,001
SSE PLC	1,295,064	17,838
SSP Group PLC	137,139	1,131
St James’s Place PLC	734,571	8,832
Stagecoach Group	137,645	232
Tate & Lyle PLC	322,683	2,712
Taylor Wimpey PLC	86,891	151
Tesco PLC	5,346,142	12,944
Vodafone Group PLC	6,749,953	13,144
Wm Morrison Supermarkets PLC	343,356	933

		525,391

United States — 5.2%
Accenture PLC, Cl A	93,566	13,194
ASML Holding, Cl G	40,170	6,251
Atlassian, Cl A *	17,637	1,569
Axis Capital Holdings Ltd	337,488	17,428
Chubb Ltd	95,146	12,291
Coca-Cola European Partners PLC	24,591	1,128
Core Laboratories NV (B)	125,569	7,491
Flex Ltd *	1,324,793	10,082
ICON PLC *	205,801	26,592
IQVIA Holdings *	28,303	3,288
Mettler-Toledo International Inc *	20,000	11,312
Microsoft Corp	99,983	10,155

SEI Institutional International Trust / Quarterly Report / December 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nice Ltd ADR *(B)	39,465	$4,271
Nomad Foods Ltd *	303,579	5,076
Norwegian Cruise Line Holdings *	159,713	6,770
nVent Electric PLC	254,633	5,719
ResMed	67,993	7,742
Sensata Technologies Holding PLC *	215,213	9,650
Shopify Inc, Cl A *(B)	85,235	11,801
Takeda Pharmaceutical ADR (B)	83,793	1,409
Tower Semiconductor Ltd *	190,100	2,802
UBS Group AG	1,150,814	14,247

		190,268

Total Common Stock (Cost $3,618,064) ($ Thousands)		3,454,007

PREFERRED STOCK — 1.6%
Brazil — 0.0%
Braskem SA (D)	75,200	919

Germany — 1.1%
Henkel AG & Co KGaA (D)	60,780	6,629
Sartorius (D)	6,052	753
Volkswagen AG (D)	215,769	34,265

		41,647

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
South Korea — 0.5%
Hyundai Motor Co (D)	111,832	$7,036
Samsung Electronics Co Ltd (D)	398,400	11,336

		18,372

Total Preferred Stock (Cost $66,850) ($ Thousands)		60,938

AFFILIATED PARTNERSHIP — 3.8%
SEI Liquidity Fund, L.P.
2.420% **†(E)	139,256,523	139,250

Total Affiliated Partnership (Cost $139,257) ($ Thousands)		139,250

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Cl F
2.200%**†	96,276,627	96,277

Total Cash Equivalent (Cost $96,277) ($ Thousands)		96,277

Total Investments in Securities — 101.6% (Cost $3,920,448) ($ Thousands)		$3,750,472

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	1,198	Mar-2019	$41,265	$40,729	$(780)
FTSE 100 Index	266	Mar-2019	22,338	22,559	36
Hang Seng Index	16	Jan-2019	2,606	2,642	34
SPI 200 Index	105	Mar-2019	10,358	10,277	114
Topix Index	213	Mar-2019	29,831	28,995	(1,757)

			$106,398	$105,202	$(2,353)

Percentages are based on Net Assets of $3,689,213 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $56,955 ($ Thousands), representing 1.5% of the Net Assets of the Fund.

(B)	Certain securities or partial positions of certain securities are on loan at December 31, 2018. The total market value of securities on loan at December 31, 2018 was $153,343 ($ Thousands).
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	There is currently no rate available.
(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2018 was $139,250 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GDR — Global Depositary Receipt

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

SPI — Share Price Index

TSX — Toronto Stock Exchange

8	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Equity Fund (Continued)

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,454,007	$–	$–	$3,454,007
Preferred Stock	60,938	–	–	60,938
Affiliated Partnership	–	139,250	–	139,250
Cash Equivalent	96,277	–	–	96,277

Total Investments in Securities	$3,611,222	$139,250	$–	$3,750,472

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$184	$–	$–	$184
Unrealized Depreciation	(2,537)	–	–	(2,537)

Total Other Financial Instruments	$(2,353)	$–	$–	$(2,353)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended December 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2018	Income
SEI Liquidity Fund, L.P.	$ 248,878	$ 319,387	$ (429,023)	$ 8	$ —	$ 139,250	$ 513
SEI Daily Income Trust, Government Fund, Cl F	153,816	39,076	(96,615)	—	—	96,277	644

Totals	$ 402,694	$ 358,463	$ (525,638)	$ 8	$ —	$ 235,527	$ 1,157

SEI Institutional International Trust / Quarterly Report / December 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.1%
Argentina — 0.4%
Arcos Dorados Holdings Inc, Cl A	219,600	$1,735
Cresud SACIF y A ADR *	85,426	1,038
IRSA Inversiones y Representaciones SA ADR *(A)	73,300	957
MercadoLibre Inc *	7,914	2,318
Ternium SA ADR	37,900	1,027

		7,075

Austria — 0.1%
Erste Group Bank AG *	43,069	1,430

Brazil — 7.4%
Ambev SA	529,700	2,102
Atacadao Distribuicao Comercio e Industria Ltda *	1,040,600	4,857
Azul SA ADR *	65,074	1,802
B2W Cia Digital *	1,205,184	13,066
B3 SA - Brasil Bolsa Balcao *	671,100	4,642
Banco Bradesco SA ADR *	941,666	9,313
Banco do Brasil SA *	140,200	1,682
Banco Santander Brasil SA	146,800	1,617
Banco Santander Brasil SA ADR	218,200	2,429
BK Brasil Operacao e Assessoria a Restaurantes SA *	664,027	3,543
BRF SA ADR *(A)	378,300	2,149
CCR SA	646,800	1,869
Cosan SA	338,000	2,918
CVC Brasil Operadora e Agencia de Viagens SA	307,900	4,860
Cyrela Brazil Realty SA Empreendimentos e Participacoes	513,849	2,051
Duratex SA	1,136,700	3,470
Energisa SA	539,429	5,164
Eneva *	165,200	686
Engie Brasil Energia SA	78,750	671
Estacio Participacoes SA	99,400	609
Fibria Celulose	53,200	928
Hapvida Participacoes e Investimentos SA *(B)	535,581	4,311
Hypera SA *	157,160	1,225
IRB Brasil Resseguros S/A	49,700	1,070
JBS SA	367,500	1,099
Kroton Educacional SA	561,700	1,286
Localiza Rent a Car SA *	212,500	1,631
Lojas Renner SA	208,600	2,282
Magazine Luiza SA	35,454	1,656
Natura Cosmeticos	65,500	761
Notre Dame Intermedica Participacoes SA *	531,500	3,988
Petrobras Distribuidora SA	317,800	2,107
Petroleo Brasileiro SA ADR *	673,445	8,762
Porto Seguro SA	60,548	815
Rumo SA *	1,167,135	5,119

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SLC Agricola SA	56,600	$611
Smiles Fidelidade	40,900	462
Telefonica Brasil SA ADR	150,400	1,794
TIM Participacoes SA ADR	119,000	1,825
Transmissora Alianca de Energia Eletrica	106,700	650
Ultrapar Participacoes ADR	139,732	1,892
Vale SA	155,700	2,049
Vale SA ADR, Cl B	330,794	4,363

		120,186

Canada — 1.0%
Autohome Inc ADR *(A)	28,300	2,214
First Quantum Minerals Ltd	1,276,775	10,320
Parex Resources Inc *	109,314	1,309
Yamana Gold Inc	706,332	1,667

		15,510

Chile — 0.3%
Cia Cervecerias Unidas SA ADR	52,991	1,332
Colbun	1,715,597	345
Enel Americas SA ADR	246,297	2,197
Inversiones La Construccion	21,481	345
Sociedad Quimica y Minera de Chile SA ADR (A)	24,500	938

		5,157

China — 18.3%
AAC Technologies Holdings Inc	165,133	959
Agricultural Bank of China Ltd, Cl H	10,347,932	4,533
Air China Ltd, Cl H	674,000	587
Alibaba Group Holding Ltd ADR *	235,581	32,291
Angang Steel Co Ltd, Cl H (A)	3,045,113	2,100
Anhui Conch Cement Co Ltd, Cl H	598,000	2,902
ANTA Sports Products Ltd	274,069	1,314
Baidu Inc ADR *	107,974	17,125
Bank of China Ltd, Cl H	8,614,000	3,719
Bank of Communications Co Ltd, Cl H	1,907,000	1,488
BeiGene Ltd ADR *	5,546	778
Changyou.com Ltd ADR *	98,500	1,801
China CITIC Bank, Cl H	2,104,000	1,279
China Coal Energy, Cl H	2,723,000	1,071
China Communications Services Corp Ltd, Cl H	1,880,000	1,556
China Construction Bank Corp, Cl H	18,811,000	15,521
China Longyuan Power Group Corp Ltd, Cl H	2,629,000	1,790
China Merchants Bank Co Ltd, Cl H	368,576	1,351
China Molybdenum Co Ltd, Cl H	4,410,000	1,622
China National Building Material Co Ltd, Cl H	7,002,357	4,794
China Pacific Insurance Group Co Ltd, Cl H	152,200	493
China Petroleum & Chemical Corp, Cl H	4,124,000	2,945
China Vanke Co Ltd, Cl H	766,600	2,605
CITIC Securities Co Ltd, Cl H	1,147,000	1,978
Country Garden Holdings Co Ltd	1,396,000	1,699
CRRC Corp Ltd	5,101,408	4,978

SEI Institutional International Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ctrip.com International Ltd ADR *	160,562	$4,345
Dongyue Group	607,000	313
Hangzhou Hikvision Digital Technology Co Ltd, Cl A	481,900	1,808
Han’s Laser Technology Industry Group, Cl A	323,200	1,429
Huaneng Power International Inc, Cl H	2,044,000	1,300
Industrial & Commercial Bank of China Ltd, Cl H	37,748,419	26,952
JD.com Inc ADR *	82,800	1,733
Jiangxi Copper, Cl H	565,000	665
Kingsoft Corp Ltd	965,000	1,390
Kweichow Moutai Co Ltd, Cl A	16,200	1,392
Lens Technology Co Ltd, Cl A	1,488,500	1,411
Momo Inc ADR *	88,306	2,097
NetEase Inc ADR	20,184	4,751
New Oriental Education & Technology Group Inc ADR *	42,270	2,317
Offshore Oil Engineering	1,293,425	919
PetroChina Co Ltd, Cl H	2,210,000	1,378
Ping An Insurance Group Co of China Ltd, Cl H	2,232,857	19,721
SINA Corp/China *	100,500	5,391
Sinopharm Group Co Ltd, Cl H	817,200	3,434
Sinotruk Hong Kong Ltd (A)	1,725,000	2,600
Sohu.com Ltd ADR *(A)	147,600	2,571
Tencent Holdings Ltd	1,429,343	57,325
Tingyi Cayman Islands Holding Corp	2,056,000	2,747
Tsingtao Brewery Co Ltd, Cl H	340,000	1,372
Uni-President China Holdings Ltd	3,607,400	3,133
Vipshop Holdings Ltd ADR *	349,875	1,910
Weibo Corp ADR *(A)	82,656	4,830
Weichai Power Co Ltd, Cl H	1,016,000	1,161
Zhejiang Expressway Co Ltd, Cl H	2,416,000	2,095
Zhejiang Huace Film & TV Co Ltd, Cl A	2,345,829	3,061
Zhongsheng Group Holdings (A)	1,096,000	2,173
Zhuzhou CRRC Times Electric Co Ltd, Cl H	1,851,447	10,263
Zijin Mining Group Co Ltd, Cl H	5,222,000	1,981
ZTO Express Cayman Inc ADR *	305,461	4,835

		298,082

Colombia — 0.3%
Bancolombia SA ADR, Cl R	108,953	4,151
Ecopetrol SA	1,360,695	1,108

		5,259

Czech Republic — 0.4%
CEZ AS	125,447	2,981
Komercni banka as	68,435	2,575
Moneta Money Bank AS (B)	277,748	894

		6,450

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Egypt — 0.2%
Commercial International Bank Egypt SAE GDR	762,988	$3,239

Greece — 0.3%
Eurobank Ergasias SA *	4,579,929	2,827
Motor Oil Hellas Corinth Refineries	25,254	606
National Bank of Greece SA *	1,183,049	1,488

		4,921

Hong Kong — 8.2%
3SBio Inc (B)	1,120,000	1,436
A-Living Services Co Ltd, Cl H *(A)(B)	830,500	1,127
ASM Pacific Technology Ltd	298,100	2,873
Beijing Enterprises Water Group Ltd	7,576,000	3,861
Brilliance China Automotive Holdings Ltd	4,354,203	3,242
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	19
China Conch Venture Holdings Ltd	565,500	1,683
China Everbright International Ltd	5,625,100	5,044
China Everbright Ltd	1,816,000	3,219
China Gas Holdings Ltd	1,115,200	3,974
China High Precision Automation Group Ltd *(C)	1,385,624	–
China Medical System Holdings Ltd	4,056,200	3,772
China Mengniu Dairy Co Ltd *	2,448,459	7,631
China Mobile Ltd	1,483,800	14,280
China Mobile Ltd ADR	206,385	9,906
China Resources Gas Group	296,000	1,172
China Resources Pharmaceutical Group (B)	775,000	1,012
China SCE Group Holdings	1,736,000	632
China State Construction International Holdings Ltd	3,513,123	2,791
China Taiping Insurance Holdings Co Ltd	2,160,591	5,933
China Traditional Chinese Medicine Holdings Co Ltd	3,096,000	1,803
CIFI Holdings Group Co Ltd	1,664,000	884
CIMC Enric Holdings Ltd	1,926,000	1,474
CITIC Ltd	2,892,000	4,536
CNOOC Ltd	8,232,200	12,723
Geely Automobile Holdings Ltd	300,000	529
Genscript Biotech Corp *(A)	568,000	766
Greentown Service Group	268,000	205
Guangdong Investment Ltd	270,000	522
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd, Cl H	154,000	552
Haier Electronics Group Co Ltd	1,147,100	2,822
Hua Hong Semiconductor Ltd (B)	727,000	1,346
Huatai Securities Co Ltd, Cl H (A)(B)	2,437,600	3,861
Kunlun Energy	996,000	1,056
Lee & Man Paper Manufacturing Ltd	1,559,000	1,322
Li Ning Co Ltd *	2,336,000	2,506
Semiconductor Manufacturing International Corp *(A)	2,569,849	2,248

2	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	1,580,000	$1,279
Shenzhen Investment	3,832,000	1,268
Shimao Property Holdings Ltd	940,500	2,511
Sino Biopharmaceutical Ltd	3,951,301	2,604
SJM Holdings Ltd	2,738,000	2,553
Sunny Optical Technology Group Co Ltd	683,978	6,080
Techtronic Industries Co Ltd	724,500	3,849
Yuexiu Property Co Ltd	6,710,000	1,234

		134,140

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	353,832	3,881
OTP Bank Nyrt	126,382	5,084

		8,965

India — 8.4%
Apollo Hospitals Enterprise	119,203	2,148
APS Holdings Corp *	1	–
Ashok Leyland Ltd	1,631,296	2,395
Aurobindo Pharma Ltd	131,229	1,378
Axis Bank Ltd *	221,493	1,967
Bajaj Auto Ltd	141,094	5,497
Cipla Ltd/India	215,315	1,602
CreditAccess Grameen Ltd *	171,093	939
Cummins India Ltd	232,629	2,831
Dabur India Ltd	246,443	1,520
Dewan Housing Finance Corp Ltd	482,399	1,723
Dr Reddy’s Laboratories	53,702	2,013
Exide Industries Ltd	308,929	1,186
GAIL India	512,500	2,645
HCL Technologies Ltd	125,514	1,734
HDFC Bank Ltd	155,076	4,713
HDFC Bank Ltd ADR	48,381	5,012
Hero MotoCorp Ltd	44,474	1,977
Hindustan Unilever Ltd	139,906	3,647
Housing Development Finance Corp Ltd	355,540	10,024
ICICI Bank Ltd	1,723,895	8,893
ICICI Bank Ltd ADR	638,782	6,573
ICICI Lombard General Insurance (B)	87,700	1,086
Infosys Ltd	705,860	6,662
ITC Ltd	310,686	1,253
JM Financial Ltd	528,780	711
Larsen & Toubro Ltd	141,624	2,916
Mahindra & Mahindra Ltd	154,024	1,773
Motherson Sumi Systems Ltd	1,247,903	2,982
Power Grid Corp of India Ltd	1,072,884	3,053
Prestige Estates Projects Ltd	181,899	573
Reliance Industries Ltd	640,370	10,285
Reliance Industries Ltd GDR (B)	660,566	21,039
SH Kelkar & Co Ltd (B)	385,654	949
Shriram Transport Finance Co Ltd	237,122	4,211
Tata Chemicals Ltd	174,638	1,768

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tata Motors Ltd *	125,327	$310
United Spirits Ltd *	394,190	3,590
UPL	125,938	1,368
Vedanta Ltd	762,275	2,208
WNS Holdings ADR *	17,000	701

		137,855

Indonesia — 1.5%
Astra International Tbk PT	8,564,600	4,899
Bank Negara Indonesia Persero Tbk PT	3,796,500	2,323
Bank Rakyat Indonesia Persero Tbk PT	30,658,305	7,803
Bukit Asam Tbk PT	3,965,700	1,186
Charoen Pokphand Indonesia	1,695,600	852
Indofood CBP Sukses Makmur	999,400	726
Matahari Department Store Tbk PT	2,274,600	886
Perusahaan Gas Negara Persero Tbk	13,512,100	1,992
Semen Indonesia Persero	1,834,800	1,467
Surya Citra Media Tbk PT	7,271,000	946
United Tractors Tbk PT	421,730	802

		23,882

Italy — 0.1%
PRADA SpA	354,900	1,170

Malaysia — 0.8%
AirAsia Group Bhd	1,512,700	1,087
AMMB Holdings Bhd	946,300	994
CIMB Group Holdings Bhd	818,600	1,131
Hong Leong Financial Group	147,300	661
Inari Amertron Bhd	5,020,275	1,822
Malayan Banking Bhd	1,388,100	3,191
Malaysia Building Society	1,546,000	344
Petronas Chemicals Group Bhd	491,800	1,106
Petronas Dagangan Bhd	325,400	2,087
RHB Bank	462,500	592
UEM Sunrise Bhd	2,293,195	369

		13,384

Mexico — 2.6%
Alfa SAB de CV, Cl A	1,154,500	1,371
America Movil SAB de CV ADR, Cl L	90,435	1,289
Arca Continental SAB de CV	69,300	387
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	236,478	1,457
Cemex SAB de CV ADR *	158,083	762
Coca-Cola Femsa SAB de CV ADR	75,580	4,598
Fomento Economico Mexicano SAB de CV	428,168	3,674
Fomento Economico Mexicano SAB de CV ADR	41,179	3,543
Gruma SAB de CV, Cl B	175,050	1,972
Grupo Financiero Banorte SAB de CV, Cl O	1,280,453	6,237
Grupo Mexico SAB de CV, Ser B	1,059,200	2,182
Grupo Televisa SAB ADR	243,725	3,066

SEI Institutional International Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Infraestructura Energetica Nova SAB de CV	614,619	$2,279
Megacable Holdings SAB de CV	73,300	328
Mexichem SAB de CV	1,646,289	4,172
Qualitas Controladora	166,700	350
Wal-Mart de Mexico SAB de CV	1,748,094	4,436

		42,103

Netherlands — 0.1%
SBM Offshore NV	132,190	1,953
VEON Ltd ADR	201,860	473

		2,426

Panama — 0.2%
Copa Holdings SA, Cl A	42,356	3,334

Peru — 0.8%
Cia de Minas Buenaventura SAA ADR	153,600	2,492
Credicorp Ltd	48,519	10,755

		13,247

Philippines — 0.8%
Ayala Corp	62,230	1,065
BDO Unibank Inc	1,008,685	2,509
Globe Telecom Inc	45,930	1,660
GT Capital Holdings Inc	91,095	1,689
Manila Electric Co	233,130	1,685
Megaworld	3,907,000	353
Metropolitan Bank & Trust Co	2,197,830	3,383

		12,344

Poland — 1.2%
Bank Handlowy w Warszawie	14,314	263
Dino Polska SA *(B)	178,572	4,556
Grupa Lotos SA	47,070	1,109
Jastrzebska Spolka Weglowa	25,728	461
Polski Koncern Naftowy ORLEN SA	67,855	1,953
Powszechna Kasa Oszczednosci Bank Polski SA	274,358	2,883
Powszechny Zaklad Ubezpieczen SA	655,778	7,663
Warsaw Stock Exchange	35,803	349

		19,237

Portugal — 0.2%
Galp Energia SGPS SA, Cl B	174,340	2,749

Qatar — 0.2%
Barwa Real Estate	98,382	1,078
Ooredoo QPSC	32,380	667
Qatar International Islamic Bank QSC	34,720	631
Qatar National Bank QPSC	12,515	670

		3,046

Russia — 4.8%
Detsky Mir PJSC	952,100	1,241
Gazprom PJSC	504,140	1,115
Gazprom PJSC ADR	1,004,636	4,446

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Inter RAO UES PJSC	7,360,000	$411
LUKOIL PJSC ADR	282,939	20,200
Mail.Ru Group Ltd GDR *	106,587	2,505
Mobile TeleSystems PJSC ADR	122,975	861
Novatek PJSC GDR	1,830	309
Rosneft Oil Co PJSC GDR	588,158	3,635
Sberbank of Russia PJSC	776,669	2,086
Sberbank of Russia PJSC ADR	1,822,629	19,976
X5 Retail Group NV GDR	289,054	7,163
Yandex NV, Cl A *	542,638	14,841

		78,789

Singapore — 0.1%
Japfa	782,500	419
Yangzijiang Shipbuilding Holdings	896,200	822

		1,241

South Africa — 4.0%
AngloGold Ashanti	184,087	2,326
AngloGold Ashanti Ltd ADR	56,300	707
Barloworld Ltd	146,574	1,173
Bid Corp Ltd	142,180	2,619
Bidvest Group Ltd/The	103,425	1,487
Capitec Bank Holdings Ltd (A)	70,629	5,489
FirstRand Ltd	848,990	3,869
Foschini Group Ltd/The	180,089	2,081
Harmony Gold Mining *	290,859	510
JSE Ltd	233,412	2,686
Liberty Holdings Ltd	80,706	617
MTN Group Ltd	138,954	860
Naspers Ltd, Cl N	64,733	13,015
Nedbank Group Ltd	66,870	1,277
Old Mutual Ltd	1,586,165	2,470
Petra Diamonds Ltd *(A)	1,502,054	721
Pick n Pay Stores Ltd	146,103	688
RMB Holdings Ltd	487,920	2,676
Sanlam Ltd	128,910	715
Sasol Ltd	150,320	4,441
SPAR Group Ltd/The	154,606	2,230
Standard Bank Group Ltd	545,572	6,782
Telkom SA SOC Ltd	188,088	828
Truworths International Ltd	527,627	3,232
Vodacom Group Ltd	96,688	887
Woolworths Holdings Ltd/South Africa	220,337	844

		65,230

South Korea — 14.0%
BNK Financial Group Inc	71,211	468
Cheil Worldwide	111,434	2,247
CJ Logistics *	6,675	999
Com2uSCorp	23,736	2,744
Coway Co Ltd	85,234	5,660
Daelim Industrial Co Ltd	13,582	1,248

4	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Daesang	29,171	$655
DB Insurance Co Ltd	74,642	4,709
Dentium Co Ltd (A)	13,656	704
Doosan	4,063	406
Doosan Bobcat Inc	166,239	4,693
Doosan Infracore *	58,251	396
E-MART Inc	2,811	460
Fila Korea	24,418	1,171
GS Engineering & Construction	29,029	1,138
GS Retail	32,439	1,177
Hana Financial Group Inc	47,513	1,544
Hyosung Advanced Materials Corp *	1	–
Hyosung TNC Co Ltd *	2	–
Hyundai Engineering & Construction Co Ltd	80,256	3,927
Hyundai Marine & Fire Insurance Co Ltd	118,181	4,348
Hyundai Mipo Dockyard Co Ltd *	19,060	1,025
Hyundai Motor Co	29,180	3,099
Kangwon Land Inc	58,036	1,664
KB Financial Group Inc	58,789	2,450
KB Financial Group Inc ADR	55,597	2,334
KCC Corp	5,190	1,437
Kia Motors Corp	60,830	1,837
Korean Air Lines	40,262	1,193
KT Corp ADR	80,800	1,149
KT&G Corp *	31,658	2,880
Kumho Petrochemical	13,500	1,056
LG Chem Ltd *(A)	15,303	4,759
LG Corp	48,518	3,039
LG Household & Health Care Ltd (A)	1,582	1,561
LG Uplus Corp	258,481	4,089
Lotte Chemical Corp	12,614	3,132
Lotte Chilsung Beverage Co Ltd (A)	1,241	1,557
Lotte Confectionery Co Ltd	4,626	626
Lotte Corp *(A)	28,243	1,334
Lotte Shopping Co Ltd	16,176	3,059
LS Industrial Systems Co Ltd	19,024	835
Mando Corp (A)	73,758	1,914
Medy-Tox	2,219	1,149
NAVER Corp	18,185	1,988
NCSoft Corp (A)	27,076	11,320
Netmarble Corp (A)(B)	14,712	1,470
Orange Life Insurance Ltd (B)	48,956	1,229
Orion Corp/Republic of Korea	32,023	3,444
Partron Co Ltd (A)	220,428	1,616
POSCO	13,526	2,946
Samsung Biologics *(A)(B)	3,290	1,140
Samsung Electro-Mechanics Co Ltd	12,029	1,116
Samsung Electronics Co Ltd	1,640,067	56,884
Samsung Engineering Co Ltd *	364,142	5,744
Samsung Fire & Marine Insurance	4,683	1,129
Samsung Life Insurance Co Ltd	25,014	1,829
Samsung SDI Co Ltd	7,782	1,527

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SFA Engineering Corp	51,075	$1,584
SK Hynix Inc	322,729	17,499
SK Innovation Co Ltd	22,721	3,655
SK Telecom Co Ltd	59,240	14,308
SK Telecom Co Ltd ADR	345,820	9,268
Woori Bank	93,852	1,312
Youngone	26,855	923

		227,803

Switzerland — 0.2%
Hans Laser	95,000	418
Wens Foodstuf	511,996	1,944
Wizz Air Holdings Plc *	38,858	1,387

		3,749

Taiwan — 7.3%
Accton Technology Corp	747,200	2,397
Airtac International Group	303,681	2,969
ASE Technology Holding Co Ltd	951,372	1,804
ASMedia Technology Inc	88,000	1,431
Catcher Technology Co Ltd	713,040	5,220
Cathay Financial Holding Co Ltd	3,689,584	5,642
China Development Financial Holding Corp	3,341,000	1,056
Chlitina Holding Ltd	127,000	1,062
Compal Electronics Inc	3,035,000	1,723
Cub Elecparts Inc	3	–
Delta Electronics Inc	444,000	1,871
Eclat Textile Co Ltd	139,000	1,574
Elite Advanced Laser Corp	677,776	1,449
Elite Material Co Ltd	885,400	1,893
eMemory Technology Inc	163,200	1,391
Fubon Financial Holding Co Ltd	1,581,000	2,420
Globalwafers Co Ltd	247,000	2,254
Hiwin Technologies Corp	251,421	1,808
Hon Hai Precision Industry Co Ltd	2,094,003	4,823
Hota Industrial Manufacturing Co Ltd	1	–
Inventec Corp	4,632,000	3,323
Largan Precision Co Ltd	17,446	1,825
MediaTek Inc	1,716,568	12,817
Merida Industry Co Ltd	436,000	1,957
Nanya Technology Corp	285,000	510
Parade Technologies Ltd	182,600	2,554
Silicon Motion Technology Corp ADR	83,110	2,867
Taiwan Semiconductor Manufacturing Co Ltd	5,332,276	39,120
Taiwan Semiconductor Manufacturing Co Ltd ADR	264,633	9,768
Wistron Corp	2,867,235	1,782

		119,310

Thailand — 2.5%
Advanced Info Service PCL	517,600	2,742
Amata Corp PCL	1,545,100	978
Bangkok Bank NVDR	184,900	1,153
Bangkok Bank PCL	694,900	4,332

SEI Institutional International Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Central Pattana PCL	578,500	$1,328
CP ALL PCL	1,631,000	3,444
CP ALL PCL NVDR	1,634,019	3,450
Home Product Center PCL	11,973,600	5,590
Minor International PCL NVDR	3,385,947	3,536
PTT Exploration & Production NVDR	193,800	676
PTT Exploration & Production PCL	257,400	897
PTT Global Chemical PCL NVDR	495,600	1,085
PTT PCL	1,741,500	2,460
PTT PCL NVDR	920,800	1,301
Quality Houses NVDR	4,101,000	330
Siam Cement PCL/The	242,200	3,243
Sri Trang Agro-Industry NVDR	1,576,200	683
Thai Oil PCL	560,986	1,141
Thai Union Group PCL NVDR	1,751,100	871
Thanachart Capital PCL NVDR	568,300	868

		40,108

Turkey — 0.9%
Akbank T.A.S.	1,402,314	1,808
Anadolu Efes Biracilik Ve Malt Sanayii AS	175,824	681
Arcelik AS (A)	368,763	1,094
Eregli Demir ve Celik Fabrikalari TAS	1,009,190	1,370
Ford Otomotiv Sanayi AS	99,585	936
Mavi Giyim Sanayi Ve Ticaret AS, Cl B (B)	168,906	1,023
Sok Marketler Ticaret AS *	1,098,866	2,220
TAV Havalimanlari Holding AS	267,044	1,201
Tekfen Holding AS	269,111	1,048
Turk Hava Yollari AO *	157,409	477
Turkcell Iletisim Hizmetleri AS	816,959	1,869
Turkcell Iletisim Hizmetleri AS ADR (A)	104,235	586
Turkiye Is Bankasi AS, Cl C	454,504	387

		14,700

United Arab Emirates — 0.2%
Emaar Properties PJSC	2,909,076	3,271

United Kingdom — 1.3%
Anglo American PLC	114,441	2,564
Etalon Group PLC GDR	56,800	93
KAZ Minerals PLC	951,717	6,448
Magnitogorsk Iron & Steel Works PJSC GDR	164,275	1,362
Mail.Ru Group Ltd GDR *	17,965	421
Novatek PJSC GDR	15,339	2,623
Polyus PJSC GDR	25,845	1,011
Tullow Oil PLC *	2,766,678	6,311
Vivo Energy PLC (B)	681,239	1,084

		21,917

United States — 0.4%
Bizlink Holding Inc	123,000	896
Corp America Airports SA *	161,697	1,072
IRSA Propiedades Comerciales ADR	2,032	37
Liberty Latin America Ltd, Cl C *	139,811	2,037

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pagseguro Digital Ltd, Cl A *(A)	130,100	$2,437

		6,479

Vietnam — 0.1%
Vincom Retail JSC *	1,535,475	1,847

Total Common Stock (Cost $1,428,157) ($ Thousands)		1,469,635

PREFERRED STOCK — 2.7%
Brazil — 2.2%
Banco Bradesco SA * (D)	345,389	3,444
Banco do Estado do Rio Grande do Sul SA (D)	143,600	822
Braskem SA (D)	72,700	889
Cia Brasileira de Distribuicao * (D)	32,400	677
Cia Brasileira de Distribuicao ADR *(A) (D)	107,800	2,239
Cia de Transmissao de Energia Eletrica Paulista (D)	46,200	824
Cia Paranaense de Energia (D)	104,100	820
Itau Unibanco Holding SA (D)	894,601	8,194
Itau Unibanco Holding SA ADR (D)	384,781	3,517
Itausa - Investimentos Itau SA (D)	741,111	2,310
Lojas Americanas SA (D)	739,725	3,760
Petroleo Brasileiro SA * (D)	663,211	3,881
Petroleo Brasileiro SA ADR, Cl A * (D)	151,223	1,753
Telefonica Brasil SA (D)	152,900	1,824

		34,954

Colombia — 0.0%
Grupo Aval Acciones y Valores SA (D)	2,202,575	678

South Korea — 0.5%
Samsung Electronics Co Ltd (D)	303,933	8,648

Total Preferred Stock (Cost $42,198) ($ Thousands)		44,280

EXCHANGE TRADED FUNDS — 2.4%
United States — 2.4%
iShares MSCI India ETF	559,000	18,637
iShares MSCI Taiwan ETF	634,500	20,063

Total Exchange Traded Funds (Cost $38,514) ($ Thousands)		38,700

	Number of Participation Notes

PARTICIPATION NOTES — 1.1%
China — 0.4%
Han’s Laser, Expires 04/09/2019	922,350	4,062

6	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Equity Fund (Continued)

Description	Number of Participation Notes	Market Value ($ Thousands)

PARTICIPATION NOTES (continued)
Ping An Insurance, Expires 09/23/2019	319,100	$2,597

		6,659

India — 0.0%
Motherson Sumi Systems Ltd, Expires 09/21/2021 *	232,500	557

Luxembourg — 0.1%
Hoa Phat Group JSC, Expires 11/20/2020 *	827,736	1,093

Switzerland — 0.6%
Hangzhou Kikvi, Expires 08/12/2019	1,957,989	7,335
Maanshan Iron, Expires 09/18/2019	2,876,240	1,443
Spring Airline, Expires 06/03/2019	200,169	924

		9,702

Vietnam — 0.0%
Hoa Phat Group JSC, Expires 07/24/2018 *	579,083	765

Total Participation Notes (Cost $24,141) ($ Thousands)		18,776

Description	Face Amount (Thousands)		Market Value ($ Thousands)

DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale, Ser 1997
0.000%, 09/30/2049 (E)	BRL	8	$–

Total Debenture Bond (Cost $—) ($ Thousands)			–

	Shares

AFFILIATED PARTNERSHIP — 2.8%
SEI Liquidity Fund, L.P.
2.420% **†(F)		45,098,251	45,100

Total Affiliated Partnership (Cost $45,098) ($ Thousands)			45,100

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
2.200% **†		20,080,456	20,080

Total Cash Equivalent (Cost $20,080) ($ Thousands)			20,080

Total Investments in Securities — 100.3% (Cost $1,598,188) ($ Thousands)			$1,636,571

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
MSCI Emerging Markets	459	Mar-2019	$22,286	$22,188	$(98)

Percentages are based on Net Assets of $1,631,833 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2018. The total market value of securities on loan at December 31, 2018 was $46,556 ($ Thousands).
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $47,563 ($ Thousands), representing 2.9% of the Net Assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	There is currently no rate available.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2018 was $45,100 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

JSE — Johannesburg Stock Exchange

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

SEI Institutional International Trust / Quarterly Report / December 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Equity Fund (Continued)

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,467,764	$1,871	$–	$1,469,635
Preferred Stock	44,280	–	–	44,280
Exchange Traded Funds	38,700	–	–	38,700
Participation Notes	18,011	765	–	18,776
Debenture Bond	–	–	–	–
Affiliated Partnership	–	45,100	–	45,100
Cash Equivalent	20,080	–	–	20,080

Total Investments in Securities	$1,588,835	$47,736	$–	$1,636,571

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(98)	$–	$–	$(98)

Total Other Financial Instruments	$(98)	$–	$–	$(98)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended December 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2018, there were no transfers into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2018	Income
SEI Liquidity Fund, L.P.	$ 66,697	$ 42,464	$ (64,062)	$ —	$ 1	$ 45,100	$ 120
SEI Daily Income Trust, Government Fund, Cl F	12,932	90,981	(83,833)	—	—	20,080	155

Totals	$ 79,629	$ 133,445	$ (147,895)	$ —	$ 1	$ 65,180	$ 275

8	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Fixed Income Fund

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 91.8%
Argentina — 0.1%
Argentina POM Politica Monetaria
59.257%, VAR Argentina Central Bank 7 Day Repo Rate+0.000%, 06/21/2020	ARS	3,576	$101
Argentine Bonos del Tesoro
16.000%, 10/17/2023		7,121	158

			259

Australia — 2.0%
Australia & New Zealand Banking Group MTN
5.000%, 08/16/2023	AUD	750	579
3.625%, 07/18/2022	EUR	300	384
Australia Government Bond
5.500%, 04/21/2023	AUD	1,675	1,353
4.750%, 04/21/2027		820	685
4.500%, 04/15/2020		540	392
4.500%, 04/21/2033		195	171
4.250%, 04/21/2026		1,425	1,141
3.750%, 04/21/2037		393	321
3.000%, 03/21/2047		350	255
2.750%, 04/21/2024		1,230	897
Australia Government Bond, Ser 122
5.250%, 03/15/2019		193	137
Australia Government Bond, Ser 124
5.750%, 05/15/2021		2,583	1,981
BHP Billiton Finance
4.750%, VAR EUR Swap Annual 5 Yr+4.363%, 04/22/2076	EUR	101	123
Commonwealth Bank of Australia MTN
3.000%, 05/03/2022		330	413
National Australia Bank
5.000%, 03/11/2024	AUD	750	582
Westpac Banking Corp MTN
1.500%, 03/24/2021	EUR	220	260

			9,674

Austria — 1.2%
JAB Holdings BV
1.250%, 05/22/2024		400	458
Republic of Austria Government Bond
4.150%, 03/15/2037 (A)		406	705
3.650%, 04/20/2022 (A)		290	376
3.150%, 06/20/2044 (A)		475	772
2.100%, 09/20/2117 (A)		75	99
1.500%, 02/20/2047 (A)		95	112
0.750%, 10/20/2026 (A)		1,912	2,260
0.083%, 07/15/2023 (A)(B)		360	415
Republic of Austria Government Bond, Ser 97-6
6.250%, 07/15/2027		288	492

			5,689

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Belgium — 2.1%
Anheuser-Busch InBev MTN
2.250%, 05/24/2029	GBP	205	$240
1.500%, 03/17/2025	EUR	415	483
Kingdom of Belgium Government Bond
3.750%, 09/28/2020 (A)		2,126	2,613
3.750%, 06/22/2045		512	842
3.000%, 06/22/2034 (A)		620	878
1.900%, 06/22/2038 (A)		200	244
1.600%, 06/22/2047 (A)		310	341
1.000%, 06/22/2031 (A)		1,149	1,302
0.800%, 06/22/2025 (A)		493	582
0.800%, 06/22/2027 (A)		785	909
0.800%, 06/22/2028 (A)		340	390
Kingdom of Belgium Government Bond, Ser 44
5.000%, 03/28/2035 (A)		64	113
Kingdom of Belgium Government Bond, Ser 65
4.250%, 09/28/2022 (A)		790	1,057

			9,994

Brazil — 0.3%
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2050	BRL	1,081	1,020
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021		3	1
Minerva Luxembourg
6.500%, 09/20/2026 (A)		$290	270
Odebrecht Finance
7.125%, 06/26/2042		280	39
4.375%, 04/25/2025		200	26

			1,356

Canada — 7.8%
Bank of Montreal
0.750%, 09/21/2022	EUR	235	275
Bank of Montreal MTN
0.125%, 04/19/2021		280	321
Bank of Nova Scotia MTN
0.750%, 09/17/2021		570	665
Bell Canada MTN
4.700%, 09/11/2023	CAD	80	62
3.250%, 06/17/2020		95	70
Canada Housing Trust No. 1
3.800%, 06/15/2021 (A)		4,830	3,683
2.250%, 12/15/2025 (A)		2,235	1,618
1.750%, 06/15/2022 (A)		2,465	1,780
Canadian Government Bond
1.000%, 06/01/2027		1,375	933
Canadian Imperial Bank of Commerce
0.239%, 07/25/2022 (B)	EUR	445	506

SEI Institutional International Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
CDP Financial
4.400%, 11/25/2019 (A)		$850	$862
Export Development Canada MTN
2.400%, 06/07/2021	AUD	1,259	890
Government of Canada
5.750%, 06/01/2033	CAD	1,205	1,284
2.750%, 12/01/2048		400	329
2.500%, 06/01/2024		1,043	787
1.750%, 09/01/2019		6,755	4,945
1.500%, 06/01/2026		7,856	5,579
1.000%, 09/01/2022		1,455	1,032
0.750%, 09/01/2021		955	679
National Bank of Canada
1.500%, 03/25/2021	EUR	345	408
Province of British Columbia Canada
3.250%, 12/18/2021	CAD	1,150	867
Province of Manitoba Canada
3.850%, 12/01/2021		710	543
Province of Ontario Canada
4.700%, 06/02/2037		1,355	1,203
4.650%, 06/02/2041		540	486
2.800%, 06/02/2048		2,200	1,490
2.600%, 06/02/2025		1,614	1,179
2.400%, 06/02/2026		585	419
Province of Ontario Canada MTN
1.650%, 06/08/2020	JPY	100,000	933
Province of Quebec Canada
6.250%, 06/01/2032	CAD	720	716
3.500%, 12/01/2048		520	407
Province of Quebec Canada MTN
3.700%, 05/20/2026	AUD	540	398
Rogers Communications
4.000%, 06/06/2022	CAD	165	124
Royal Bank of Canada
1.625%, 08/04/2020	EUR	530	623
0.125%, 03/11/2021		560	643
Toronto-Dominion Bank MTN
0.375%, 01/12/2021		345	398
Yamana Gold Inc
4.950%, 07/15/2024		$286	280

			37,417

Colombia — 0.4%
Colombian TES
10.000%, 07/24/2024	COP	1,940,600	703
7.750%, 09/18/2030		2,160,100	706
7.500%, 08/26/2026		1,100,600	357

			1,766

Czech Republic — 0.1%
Czech Republic Government Bond
4.700%, 09/12/2022	CZK	7,470	368

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.500%, 08/25/2028	CZK	6,710	$313

			681

Denmark — 0.4%
Danske Bank
3.875%, 09/12/2023 (A)		$270	260
Danske Bank MTN
5.875%, VAR EUR Swap Annual 7 Yr+5.471%, 10/29/2049	EUR	344	394
Kingdom of Denmark
4.500%, 11/15/2039	DKK	2,040	543
1.500%, 11/15/2023		4,025	669
Orsted
6.250%, VAR EUR Swap Annual 5 Yr+4.750%, 06/26/3013	EUR	210	269

			2,135

Finland — 0.2%
Government of Finland
2.625%, 07/04/2042 (A)		135	206
1.500%, 04/15/2023 (A)		235	289
0.500%, 09/15/2027 (A)		535	616

			1,111

France — 8.5%
BPCE
5.250%, 04/16/2029	GBP	200	286
0.550%, 07/10/2019	JPY	200,000	1,828
BPCE MTN
1.125%, 01/18/2023	EUR	300	344
BPCE SFH
1.750%, 11/29/2019		600	698
BPCE SFH MTN
3.750%, 09/13/2021		200	252
Bpifrance Financement
0.064%, 11/25/2022 (B)		600	683
Caisse Francaise de Financement Local MTN
3.000%, 10/02/2028		100	137
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
6.000%, 01/23/2027		400	507
CNP Assurances
4.500%, VAR Euribor 3 Month+4.600%, 06/10/2047		200	239
1.875%, 10/20/2022		200	232
Credit Agricole Assurances
4.750%, VAR EUR Swap Annual 5 Yr+5.350%, 09/27/2048		300	356
Credit Agricole Home Loan SFH MTN
1.250%, 03/24/2031		300	346
0.375%, 10/21/2021		240	278
Danone MTN
2.250%, 11/15/2021		100	121

2	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Dexia Credit Local MTN
2.000%, 01/22/2021	EUR	200	$239
0.625%, 01/21/2022		1,550	1,805
Electricite de France MTN
5.500%, 03/27/2037	GBP	200	311
5.375%, VAR EUR Swap Annual 12 Yr+3.794%, 12/12/2049	EUR	200	233
4.000%, 11/12/2025		350	471
2.250%, 04/27/2021		100	120
Engie MTN
0.875%, 03/27/2024		300	346
0.375%, 02/28/2023		100	114
French Republic Government Bond OAT
5.750%, 10/25/2032		403	745
4.000%, 10/25/2038		345	583
3.250%, 05/25/2045		1,806	2,838
1.750%, 05/25/2023		2,690	3,333
1.750%, 06/25/2039 (A)		60	73
1.750%, 05/25/2066 (A)		165	182
1.250%, 05/25/2036 (A)		960	1,097
0.750%, 05/25/2028		5,720	6,598
0.142%, 03/25/2024 (B)		2,075	2,367
0.050%, 03/25/2023 (B)		485	558
0.000%, 02/25/2020 (B)		1,990	2,290
0.000%, 02/25/2021 (B)		2,055	2,373
0.000%, 05/25/2021 (B)		1,685	1,947
0.000%, 05/25/2022 (B)		868	1,003
Loxam SAS
6.000%, 04/15/2025 (A)		150	172
Nexans SA
3.750%, 08/08/2023		100	114
Orange MTN
2.500%, 03/01/2023		500	618
RCI Banque MTN
0.375%, 07/10/2019		450	515
SNCF Reseau
1.125%, 05/25/2030		200	229
SNCF Reseau EPIC
5.500%, 12/01/2021	GBP	205	292
2.250%, 12/20/2047	EUR	300	368
1.125%, 05/19/2027		300	352
Societe Generale
0.552%, 06/13/2019	JPY	100,000	913
Suez
3.000%, VAR EUR Swap Annual 5 Yr+2.253%, 06/23/2167	EUR	200	232
TOTAL MTN
3.875%, VAR EUR Swap Annual 5 Yr+3.783%, 05/18/2167		100	121
Total Capital International MTN
4.250%, 11/26/2021	AUD	640	470

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
UNEDIC ASSEO MTN
0.300%, 11/04/2021	EUR	600	$695

			41,024

Germany — 5.1%
Allianz
2.241%, VAR Euribor 3 Month+2.650%, 07/07/2045		200	225
Bayer Capital BV
1.500%, 06/26/2026		100	111
BMW Finance MTN
0.875%, 11/17/2020		585	678
0.454%, 01/29/2021	JPY	200,000	1,833
0.125%, 07/03/2020	EUR	120	137
Bundesrepublik Deutschland
4.000%, 01/04/2037		815	1,469
3.250%, 07/04/2042		2,025	3,561
2.500%, 07/04/2044		552	876
2.500%, 08/15/2046		130	209
0.281%, 08/15/2026 (B)		1,882	2,151
0.250%, 02/15/2027		2,160	2,507
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/2031		120	220
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/2034		95	177
Bundesrepublik Deutschland Bundesanleihe
0.500%, 02/15/2026		977	1,161
0.500%, 02/15/2028		345	406
Deutsche Telekom International Finance BV MTN
0.625%, 04/03/2023		330	377
E.ON International Finance MTN
6.000%, 10/30/2019	GBP	300	396
innogy Finance BV MTN
4.750%, 01/31/2034		100	146
1.000%, 04/13/2025	EUR	170	192
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	65,000	832
0.500%, 09/15/2027	EUR	510	582
0.125%, 06/07/2023		1,695	1,955
Kreditanstalt fuer Wiederaufbau MTN
3.750%, 05/29/2020	NZD	1,110	760
2.800%, 02/17/2021	AUD	1,230	875
1.125%, 09/15/2032	EUR	500	583
ProGroup
3.000%, 03/31/2026		125	137
Volkswagen Bank GmbH MTN
0.625%, 09/08/2021		200	227
Volkswagen International Finance
5.125%, VAR EUR Swap Annual 10 Yr+3.350%, 09/04/2166		265	313
1.875%, 03/30/2027		500	541

SEI Institutional International Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.125%, 10/02/2023	EUR	600	$671

			24,308

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey MTN
1.250%, 04/14/2022		570	656

Hungary — 0.1%
Republic of Hungary
3.000%, 06/26/2024	HUF	75,010	278

Indonesia — 0.0%
Republic of Indonesia MTN
2.150%, 07/18/2024 (A)	EUR	200	231

Ireland — 1.3%
Allied Irish Banks MTN
4.125%, VAR EUR Swap Annual 5 Yr+3.950%, 11/26/2025		177	206
Bank of Ireland
1.750%, 03/19/2019		450	517
Bank of Ireland MTN
0.375%, 05/07/2022		555	641
CRH Finance DAC MTN
1.375%, 10/18/2028		170	184
CRH Funding MTN
1.875%, 01/09/2024		310	369
Europcar Mobility Group
4.125%, 11/15/2024 (A)		100	108
Ireland Government Bond
4.500%, 04/18/2020		205	249
4.400%, 06/18/2019		600	701
3.400%, 03/18/2024		125	167
2.400%, 05/15/2030		92	119
2.000%, 02/18/2045		265	320
1.000%, 05/15/2026		1,579	1,858
0.900%, 05/15/2028		465	532
0.800%, 03/15/2022		205	242

			6,213

Israel — 0.3%
Israel Electric MTN
4.250%, 08/14/2028		$265	252
Israel Government Bond - Fixed
4.250%, 03/31/2023	ILS	2,521	776
2.000%, 03/31/2027		925	246
Teva Pharmaceutical Finance Netherlands II
1.125%, 10/15/2024	EUR	220	211
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 04/15/2024		$200	193

			1,678

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Italy — 3.6%
Assicurazioni Generali MTN
5.500%, VAR Euribor 3 Month+5.350%, 10/27/2047	EUR	330	$392
Buoni Poliennali Del Tesoro
4.000%, 02/01/2037 (A)		130	165
Enel
5.000%, VAR EUR Swap Annual 5 Yr+3.648%, 01/15/2075		105	124
Enel Finance International MTN
5.625%, 08/14/2024	GBP	160	231
FCA Bank MTN
2.625%, 04/17/2019	EUR	350	403
Italy Buoni Poliennali Del Tesoro
5.000%, 08/01/2034 (A)		230	322
5.000%, 08/01/2039 (A)		430	604
5.000%, 09/01/2040 (A)		1,239	1,737
4.750%, 09/01/2044 (A)		140	193
3.750%, 05/01/2021 (A)		386	471
3.500%, 03/01/2030 (A)		2,750	3,335
3.450%, 03/01/2048 (A)		750	849
2.950%, 09/01/2038 (A)		365	397
2.800%, 03/01/2067 (A)		90	88
2.500%, 11/15/2025		2,255	2,609
2.450%, 09/01/2033 (A)		1,017	1,085
2.050%, 08/01/2027		660	726
2.000%, 02/01/2028		1,095	1,197
1.850%, 05/15/2024		470	535
0.950%, 03/01/2023		1,530	1,704
Unione di Banche Italiane
1.000%, 01/27/2023		185	213

			17,380

Japan — 19.7%
Development Bank of Japan
2.300%, 03/19/2026	JPY	220,000	2,327
1.050%, 06/20/2023		90,000	858
Government of Japan 5 Year Bond
0.100%, 12/20/2019		345,950	3,161
0.100%, 03/20/2020		410,800	3,755
Government of Japan 10 Year Bond
0.900%, 06/20/2022		859,850	8,119
0.100%, 06/20/2026		457,750	4,244
0.100%, 03/20/2027		168,150	1,557
0.100%, 06/20/2027		153,700	1,423
Government of Japan 20 Year Bond
1.900%, 09/20/2022		583,400	5,720
1.700%, 06/20/2033		1,220,450	13,402
1.400%, 09/20/2034		444,650	4,723
1.000%, 12/20/2035		50,000	501
0.700%, 03/20/2037		52,300	498
0.500%, 09/20/2036		459,900	4,244

4	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.200%, 06/20/2036	JPY	169,400	$1,489
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028		46,600	515
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031		55,000	609
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032		729,400	7,983
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033		58,550	635
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		149,750	1,604
Government of Japan 30 Year Bond
0.800%, 09/20/2047		397,850	3,710
0.300%, 06/20/2046		134,250	1,105
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038		119,300	1,472
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		332,900	4,067
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		175,600	2,068
Government of Japan 30 Year Bond, Ser 37
1.900%, 09/20/2042		62,100	727
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043		259,650	2,995
Government of Japan 40 Year Bond
0.400%, 03/20/2056		304,100	2,396
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053		15,400	187
Government of Japan CPI Linked Bond
0.100%, 03/10/2026		346,556	3,261
Japan Treasury Discount Bill
0.000%, 01/15/2019 (B)		470,500	4,289
Mizuho Financial Group MTN
0.956%, 10/16/2024	EUR	385	438
Takeda Pharmaceutical
1.125%, 11/21/2022 (A)		430	495

			94,577

Kazakhstan — 0.1%
Tengizchevroil Finance International
4.000%, 08/15/2026 (A)		$385	355

Luxembourg — 0.1%
Arena Luxembourg Finance Sarl
2.875%, 11/01/2024	EUR	165	187
Enel Finance International MTN
5.750%, 09/14/2040	GBP	145	217
INEOS Finance
2.125%, 11/15/2025 (A)	EUR	100	105
Samsonite Finco SARL
3.500%, 05/15/2026		100	103

			612

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Malaysia — 1.0%
Malaysia Government Bond
5.734%, 07/30/2019	MYR	2,233	$547
4.181%, 07/15/2024		3,360	823
4.048%, 09/30/2021		3,380	826
3.955%, 09/15/2025		3,440	828
3.882%, 03/10/2022		780	190
3.795%, 09/30/2022		3,430	831
3.654%, 10/31/2019		1,771	429
3.480%, 03/15/2023		1,135	271
3.441%, 02/15/2021		787	190

			4,935

Mexico — 1.5%
Mexican Bonos
8.000%, 06/11/2020	MXN	11,090	559
7.750%, 11/13/2042		2,983	134
7.500%, 06/03/2027		2,435	115
6.500%, 06/09/2022		22,900	1,091
5.750%, 03/05/2026		11,907	511
Mexican Bonos, Ser M
6.500%, 06/10/2021		6,746	327
Mexican Bonos, Ser M20
10.000%, 12/05/2024		48,700	2,626
7.750%, 05/29/2031		28,570	1,339
Mexican Bonos, Ser M30
10.000%, 11/20/2036		11,460	640

			7,342

Netherlands — 2.8%
ABN AMRO Bank
5.750%, VAR EUR Swap Annual 5 Yr+5.452%, 12/31/2049	EUR	400	466
ABN AMRO Bank MTN
1.250%, 01/10/2033		300	341
Aegon MTN
6.625%, 12/16/2039	GBP	165	313
Akzo Nobel Sweden Finance MTN
2.625%, 07/27/2022	EUR	340	417
Constellium
4.250%, 02/15/2026 (A)		100	103
Cooperatieve Rabobank UA
6.625%, VAR EUR Swap Annual 5 Yr+6.697%, 12/29/2049		200	248
2.500%, VAR EUR Swap Annual 5 Yr+1.400%, 05/26/2026		260	308
Cooperatieve Rabobank UA MTN
5.250%, 09/14/2027	GBP	195	278
4.625%, 05/23/2029		130	178
1.250%, 05/31/2032	EUR	300	343
ING Bank
5.800%, 09/25/2023 (A)		$315	329

SEI Institutional International Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Intertrust Group BV
3.375%, 11/15/2025 (A)	EUR	180	$202
Kingdom of Netherlands
4.000%, 01/15/2037 (A)		855	1,515
3.750%, 01/15/2042 (A)		40	74
2.750%, 01/15/2047 (A)		190	316
2.500%, 01/15/2033 (A)		550	786
2.000%, 07/15/2024 (A)		345	441
0.500%, 07/15/2026 (A)		570	669
0.250%, 01/15/2020 (A)		3,195	3,689
0.250%, 07/15/2025 (A)		922	1,070
MARB BondCo PLC
7.000%, 03/15/2024 (A)		$282	267
Minejesa Capital BV
4.625%, 08/10/2030		300	267
Netherlands Government Bond
0.750%, 07/15/2028 (A)	EUR	230	272
0.080%, 01/15/2024 (A)(B)		500	576

			13,468

New Zealand — 1.5%
New Zealand Government Bond
5.500%, 04/15/2023	NZD	4,243	3,268
3.000%, 04/15/2020		2,863	1,951
3.000%, 04/20/2029		380	269
2.750%, 04/15/2025		461	322
New Zealand Government Inflation Linked Bond
2.000%, 09/20/2025		610	464
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		1,100	810

			7,084

Norway — 0.4%
DNB Bank
6.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.080%, 12/29/2049		$355	349
DNB Boligkreditt MTN
3.875%, 06/16/2021	EUR	390	489
Equinor MTN
5.625%, 03/11/2021		216	277
2.000%, 09/10/2020		285	337
Norway Government Bond
2.000%, 05/24/2023	NOK	2,680	317
1.750%, 02/17/2027 (A)		2,085	242

			2,011

Poland — 1.2%
Republic of Poland Government Bond
4.000%, 10/25/2023	PLN	2,498	721
3.250%, 07/25/2025		1,890	526
2.750%, 04/25/2028		2,820	746
2.500%, 01/25/2023		2,706	733

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.500%, 07/25/2026	PLN	2,560	$674
2.000%, 04/25/2021		5,958	1,601
1.500%, 04/25/2020		1,100	294
Republic of Poland Government Bond, Ser 1019
5.500%, 10/25/2019		1,045	288

			5,583

Portugal — 0.6%
EDP - Energias de Portugal
5.375%, VAR EUR Swap Annual 5 Yr+5.043%, 09/16/2075	EUR	200	240
EDP Finance MTN
2.000%, 04/22/2025		370	429
Portugal Obrigacoes do Tesouro OT
4.125%, 04/14/2027 (A)		640	878
4.100%, 04/15/2037 (A)		145	201
2.200%, 10/17/2022 (A)		775	955

			2,703

Saudi Arabia — 0.1%
SABIC Capital II BV
4.000%, 10/10/2023 (A)		$345	343
Saudi Government International Bond MTN
2.375%, 10/26/2021 (A)		275	265

			608

Singapore — 1.7%
Medco Platinum Road Pte
6.750%, 01/30/2025		310	265
Singapore Government Bond
3.500%, 03/01/2027	SGD	1,040	852
3.125%, 09/01/2022		2,255	1,729
3.000%, 09/01/2024		2,649	2,057
2.750%, 03/01/2046		200	155
2.250%, 08/01/2036		250	182
2.000%, 07/01/2020		3,260	2,397
Temasek Financial I MTN
2.375%, 01/23/2023 (A)		$495	479

			8,116

Slovak Republic — 0.0%
Slovakia Government Bond
3.375%, 11/15/2024	EYR	75	101

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027		305	358

South Korea — 0.5%
Hyundai Capital Services MTN
3.500%, 03/30/2022	AUD	680	482
Korea Treasury Bond
3.000%, 09/10/2024	KRW	884,000	836

6	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.500%, 12/10/2026	KRW	994,000	$858

			2,176

Spain — 3.6%
Ayt Cedulas Cajas Global
3.750%, 12/14/2022	EUR	600	778
Banco Bilbao Vizcaya Argentaria
5.875%, VAR EUR Swap Annual 5 Yr+5.779%, 08/24/2166		200	217
Banco de Sabadell
0.875%, 11/12/2021		400	467
Bankia
0.875%, 01/21/2021		300	349
CaixaBank
6.750%, VAR EUR Swap Annual 5 Yr+6.498%, 12/31/2049		200	231
1.250%, 01/11/2027		500	583
Gas Natural Fenosa Finance BV
3.375%, VAR EUR Swap Annual 9 Yr+3.079%, 12/29/2049		100	110
Gas Natural Fenosa Finance BV MTN
1.250%, 04/19/2026		300	337
Government of Spain
4.900%, 07/30/2040 (A)		705	1,162
4.700%, 07/30/2041 (A)		319	515
3.450%, 07/30/2066 (A)		264	344
2.900%, 10/31/2046 (A)		365	446
2.750%, 10/31/2024 (A)		406	520
1.950%, 04/30/2026 (A)		3,850	4,695
1.950%, 07/30/2030 (A)		85	100
1.600%, 04/30/2025 (A)		168	202
1.500%, 04/30/2027 (A)		1,600	1,870
1.400%, 04/30/2028 (A)		357	410
0.450%, 10/31/2022		175	203
0.050%, 01/31/2021		229	263
Iberdrola Finanzas MTN
1.000%, 03/07/2025		500	570
Instituto de Credito Oficial MTN
6.000%, 03/08/2021		180	233
Kutxabank
1.250%, 09/22/2025		300	356
Santander Consumer Finance MTN
0.900%, 02/18/2020		300	346
Spain Government Bond
2.350%, 07/30/2033 (A)		362	434
0.050%, 10/31/2021		820	940
Telefonica Emisiones SAU MTN
1.528%, 01/17/2025		500	579

			17,260

Supra-National — 4.2%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	140,000	1,536

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
European Financial Stability Facility MTN
1.800%, 07/10/2048	EUR	540	$645
1.700%, 02/13/2043		340	405
0.500%, 07/11/2025		695	802
0.200%, 04/28/2025		600	681
0.125%, 10/17/2023		2,200	2,521
European Investment Bank
1.900%, 01/26/2026	JPY	318,500	3,316
European Investment Bank MTN
6.000%, 08/06/2020	AUD	2,737	2,040
1.250%, 05/12/2025	SEK	7,500	870
1.000%, 03/14/2031	EUR	405	466
0.250%, 10/14/2024		1,725	1,984
0.250%, 09/14/2029		745	804
European Stability Mechanism MTN
1.000%, 09/23/2025		570	680
European Union MTN
2.875%, 04/04/2028		575	791
International Bank for Reconstruction & Development MTN
3.500%, 01/22/2021	NZD	1,120	770
2.800%, 01/13/2021	AUD	1,230	875
International Finance MTN
2.375%, 07/19/2023	CAD	1,000	736

			19,922

Sweden — 1.2%
Dometic Group AB
3.000%, 09/13/2023	EUR	130	140
Intrum Justitia
2.750%, 07/15/2022 (A)		330	347
Nordea Bank Abp
0.425%, 05/28/2019	JPY	100,000	913
Skandinaviska Enskilda Banken
3.349%, VAR ICE LIBOR USD 3 Month+0.570%, 09/13/2019 (A)		$200	200
Skandinaviska Enskilda Banken MTN
5.750%, VAR USD Swap Semi 30/360 5 Year Curr+3.850%, 11/29/2049		465	453
Stadshypotek MTN
0.625%, 11/10/2021	EUR	530	617
Svenska Handelsbanken
5.250%, VAR USD Swap Semi 30/360 5 Year Curr+3.335%, 12/29/2049		$325	313
Swedbank
6.000%, VAR USD Swap Semi 30/360 5 Year Curr+4.106%, 03/17/2166		200	190
Swedbank Hypotek
0.375%, 03/11/2022	EUR	360	416
Sweden Government Bond
3.500%, 06/01/2022	SEK	3,040	386
3.500%, 03/30/2039		1,205	193
1.000%, 11/12/2026		1,725	205

SEI Institutional International Trust / Quarterly Report / December 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Sweden Government Bond, Ser 1047
5.000%, 12/01/2020	SEK	3,370	$420
Sweden Government Bond, Ser 1052
4.250%, 03/12/2019		3,630	413
Vattenfall
3.000%, VAR EUR Swap Annual 5 Yr+2.511%, 03/19/2077	EUR	175	189
Vattenfall MTN
6.250%, 03/17/2021		213	276

			5,671

Switzerland — 0.9%
Aquarius & Investments for Swiss Reinsurance
6.375%, VAR USD Swap Semi 30/360 5 Year Curr+5.210%, 09/01/2024		$340	342
Cloverie for Zurich Insurance MTN
5.625%, VAR ICE LIBOR USD 3 Month+4.918%, 06/24/2046		200	199
Credit Suisse MTN
0.750%, 09/17/2021	EUR	220	257
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.598%, 12/31/2049 (A)		$270	274
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.600%, 01/17/2167 (A)		200	195
Dufry One
2.500%, 10/15/2024	EUR	125	136
Government of Switzerland
3.000%, 05/12/2019	CHF	110	113
2.000%, 04/28/2021		735	794
2.000%, 05/25/2022		75	83
1.500%, 04/30/2042		305	392
1.250%, 06/11/2024		405	451
Swiss Reinsurance via ELM
2.600%, VAR Euribor 6 Month+3.050%, 09/01/2166	EUR	220	250
UBS MTN
4.750%, VAR EUR Swap Annual 5 Yr+3.400%, 02/12/2026		200	242
UBS Group Funding Switzerland
1.750%, 11/16/2022		427	504

			4,232

Thailand — 0.4%
Thailand Government Bond
4.875%, 06/22/2029	THB	11,215	414
4.675%, 06/29/2044		20,805	792
3.650%, 12/17/2021		11,020	355
3.625%, 06/16/2023		5,375	175

			1,736

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO
2.375%, 05/04/2021	EUR	265	$289

United Arab Emirates — 0.1%
DP World
2.375%, 09/25/2026 (A)		295	332

United Kingdom — 10.1%
Anglian Water Services Financing
6.875%, 08/21/2023	GBP	230	358
Anglo American Capital MTN
1.625%, 09/18/2025	EUR	220	238
Arqiva Financing MTN
4.040%, 06/30/2020	GBP	220	287
Aviva MTN
3.875%, VAR EUR Swap Annual 5 Yr+3.480%, 07/03/2044	EUR	121	139
3.375%, VAR Euribor 3 Month+3.550%, 12/04/2045		515	569
Barclays MTN
2.000%, VAR EUR Swap Annual 5 Yr+1.900%, 02/07/2028		500	528
1.500%, 04/01/2022		590	672
Barclays Bank MTN
10.000%, 05/21/2021	GBP	180	264
BAT International Finance MTN
1.250%, 03/13/2027	EUR	333	346
BP Capital Markets MTN
1.526%, 09/26/2022		350	415
1.117%, 01/25/2024		165	191
Centrica MTN
4.375%, 03/13/2029	GBP	164	231
4.250%, 09/12/2044		100	135
CK Hutchison Finance 16 II
0.875%, 10/03/2024	EUR	212	236
CNH Industrial Finance Europe MTN
2.875%, 05/17/2023		220	265
Coca-Cola European Partners
2.375%, 05/07/2025		400	489
Delphi Automotive
1.500%, 03/10/2025		420	463
Diageo Finance MTN
0.250%, 10/22/2021		240	275
DS Smith MTN
1.375%, 07/26/2024		430	474
EC Finance
2.375%, 11/15/2022 (A)		100	111
FCE Bank MTN
1.615%, 05/11/2023		165	180
Gatwick Funding MTN
5.250%, 01/23/2024	GBP	250	361

8	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
GlaxoSmithKline Capital
0.000%, 09/12/2020 (B)	EUR	595	$679
Heathrow Funding MTN
2.750%, 08/09/2049	GBP	160	174
HSBC Holdings
6.750%, 09/11/2028		350	552
6.000%, VAR EUR Swap Annual 5 Yr+5.338%, 12/29/2049	EUR	345	417
Imperial Brands Finance
0.500%, 07/27/2021		150	170
InterContinental Hotels Group MTN
3.750%, 08/14/2025	GBP	174	230
International Game Technology
4.750%, 02/15/2023	EUR	160	194
Lecta
6.500%, 08/01/2023 (A)		113	119
Legal & General Group MTN
5.375%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+4.580%, 10/27/2045	GBP	135	177
Lloyds Banking Group MTN
1.750%, VAR EUR Swap Annual 5 Yr+1.300%, 09/07/2028	EUR	605	642
1.000%, 11/09/2023		280	307
National Westminster Bank MTN
3.875%, 10/19/2020		123	150
Nationwide Building Society MTN
4.625%, 02/08/2021		550	690
2.000%, VAR EUR Swap Annual 5 Yr+1.500%, 07/25/2029		605	640
Next
3.625%, 05/18/2028		190	237
Northumbrian Water Finance
6.875%, 02/06/2023	GBP	190	288
5.625%, 04/29/2033		70	114
Rio Tinto Finance MTN
2.875%, 12/11/2024	EUR	290	371
Royal Bank of Scotland Group
5.123%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2017		$200	180
Royal Bank of Scotland Group MTN
2.500%, 03/22/2023	EUR	465	542
Santander UK Group Holdings PLC MTN
3.625%, 01/14/2026	GBP	100	129
Santander UK PLC
6.222%, VAR ICE LIBOR GBP 3 Month+1.130%, 05/24/2167		170	212
Santander UK PLC MTN
4.250%, 04/12/2021	EUR	350	438
1.125%, 01/14/2022		330	381
Severn Trent Utilities Finance MTN
3.625%, 01/16/2026	GBP	175	237

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Sky PLC MTN
6.000%, 05/21/2027	GBP	50	$79
2.250%, 11/17/2025	EUR	275	331
SSE PLC MTN
0.875%, 09/06/2025		395	429
Standard Chartered
4.030%, VAR ICE LIBOR USD 3 Month+1.510%, 01/29/2049 (A)		$500	390
Standard Chartered MTN
3.625%, 11/23/2022	EUR	160	195
Thames Water Utilities Finance MTN
4.625%, 06/04/2046	GBP	155	231
Unilever NV
0.375%, 02/14/2023	EUR	220	251
United Kingdom Gilt
4.750%, 12/07/2030	GBP	115	200
4.500%, 12/07/2042		230	445
4.250%, 12/07/2027		95	153
4.250%, 06/07/2032		1,720	2,915
4.250%, 03/07/2036		435	765
4.250%, 12/07/2040		470	864
4.250%, 12/07/2046		1,185	2,299
3.750%, 09/07/2020		631	843
3.750%, 09/07/2021		945	1,299
3.750%, 07/22/2052		80	153
3.500%, 01/22/2045		1,445	2,463
3.250%, 01/22/2044		400	651
2.750%, 09/07/2024		200	280
2.500%, 07/22/2065		1,450	2,303
1.750%, 07/22/2019		1,860	2,382
1.625%, 10/22/2028		229	301
1.500%, 01/22/2021		1,450	1,874
1.500%, 07/22/2047		130	153
1.250%, 07/22/2027		1,015	1,299
1.000%, 04/22/2024		3,947	5,032
0.750%, 07/22/2023		2,170	2,743
Virgin Media Finance MTN
4.500%, 01/15/2025	EUR	121	136
Wales & West Utilities Finance PLC
6.250%, 11/30/2021	GBP	240	345
Western Power Distribution West Midlands PLC
5.750%, 04/16/2032		100	162
3.875%, 10/17/2024		230	315
Wm Morrison Supermarkets MTN
3.500%, 07/27/2026		225	297
Zurich Finance PLC MTN
6.625%, 10/30/2049(C)		235	326

			48,401

SEI Institutional International Trust / Quarterly Report / December 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
United States — 6.3%
AbbVie
1.375%, 05/17/2024	EUR	220	$254
American International Group
2.611%, VAR ICE LIBOR GBP 3 Month+1.705%, 03/15/2067	GBP	100	114
Antero Resources
5.125%, 12/01/2022		$260	244
AT&T
5.000%, 03/01/2021		550	569
1.800%, 09/05/2026	EUR	720	816
Bank of America MTN
2.375%, 06/19/2024		835	1,015
1.625%, 09/14/2022		261	308
1.379%, VAR Euribor 3 Month+1.030%, 02/07/2025		165	190
Belden
3.375%, 07/15/2027		127	132
3.375%, 07/15/2027		100	104
Berkshire Hathaway
0.625%, 01/17/2023		265	305
0.500%, 03/13/2020		225	258
BWAY Holding Co
4.750%, 04/15/2024 (A)		175	196
Carnival
1.625%, 02/22/2021		180	211
Chubb INA Holdings
1.550%, 03/15/2028		325	369
Citigroup
2.040%, 09/16/2020	JPY	200,000	1,879
Citigroup MTN
0.750%, 10/26/2023	EUR	735	825
Comcast
4.150%, 10/15/2028		$275	279
3.450%, 10/01/2021		965	975
CVS Health Corp
4.300%, 03/25/2028		265	259
3.125%, 03/09/2020		835	833
Dell International
6.020%, 06/15/2026 (A)		77	77
5.450%, 06/15/2023 (A)		80	82
DH Europe Finance
1.700%, 01/04/2022	EUR	350	416
Digital Euro Finco
2.625%, 04/15/2024		175	206
Dover MTN
2.125%, 12/01/2020		267	316
Fidelity National Information Services
0.400%, 01/15/2021		284	325
Ford Credit Canada MTN
2.939%, 02/19/2019	CAD	1,200	879

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Ford Motor Credit MTN
0.114%, VAR Euribor 3 Month+0.430%, 05/14/2021	EUR	750	$819
GE Capital UK Funding Unlimited MTN
6.250%, 05/05/2038	GBP	165	242
General Electric
1.500%, 05/17/2029	EUR	170	168
General Motors Financial MTN
0.955%, 09/07/2023		540	591
Goldman Sachs Group
2.625%, 04/25/2021		$425	414
Goldman Sachs Group MTN
2.000%, 07/27/2023	EUR	900	1,059
1.625%, 07/27/2026		170	188
Halfmoon Parent
4.125%, 11/15/2025 (A)		$136	136
3.750%, 07/15/2023 (A)		105	104
Hess
4.300%, 04/01/2027		333	305
IHS Markit
4.750%, 08/01/2028		102	100
4.125%, 08/01/2023		326	323
4.000%, 03/01/2026 (A)		85	79
Iron Mountain
3.000%, 01/15/2025	EUR	130	138
Kinder Morgan Energy Partners
4.300%, 05/01/2024		$330	330
Mastercard
1.100%, 12/01/2022	EUR	445	523
McKesson
3.125%, 02/17/2029	GBP	135	168
0.625%, 08/17/2021	EUR	355	408
Merck
1.125%, 10/15/2021		114	134
Moody’s
1.750%, 03/09/2027		265	311
Morgan Stanley
1.875%, 03/30/2023		490	581
Morgan Stanley MTN
1.375%, 10/27/2026		360	399
0.084%, VAR Euribor 3 Month+0.400%, 05/21/2021		850	965
National Grid North America MTN
1.000%, 07/12/2024		300	340
Philip Morris International
0.625%, 11/08/2024		285	314
Philip Morris International MTN
1.875%, 03/03/2021		300	353
PNC Funding
3.300%, 03/08/2022		$150	150
Priceline Group
2.375%, 09/23/2024		355	430

10	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Procter & Gamble
2.000%, 11/05/2021	EUR	345	$416
Prologis MTN
3.000%, 01/18/2022		115	140
QEP Resources
5.250%, 05/01/2023		$108	96
Quintiles IMS
2.875%, 09/15/2025	EUR	220	238
Santander Holdings USA
3.700%, 03/28/2022		$460	452
Seagate HDD Cayman
4.875%, 03/01/2024		85	77
4.750%, 06/01/2023		17	16
4.750%, 01/01/2025		123	109
Sigma Finance Netherlands BV
4.875%, 03/27/2028 (A)		200	190
SM Energy
6.625%, 01/15/2027		125	111
Southern Co/The
2.750%, 06/15/2020		700	692
Sprint Spectrum
4.738%, 03/20/2025 (A)		265	260
Tenet Healthcare
4.375%, 10/01/2021		110	106
Terraform Global Operating
6.125%, 03/01/2026 (A)		55	51
Toyota Motor Credit MTN
1.800%, 07/23/2020	EUR	115	135
0.625%, 11/21/2024		465	523
United Technologies Corp
3.950%, 08/16/2025		$85	84
1.250%, 05/22/2023	EUR	225	259
1.150%, 05/18/2024		164	185
US Bancorp MTN
0.850%, 06/07/2024		701	797
Verizon Communications
3.500%, 11/01/2021		$590	596
Verizon Communications MTN
4.750%, 02/17/2034	GBP	170	249
4.050%, 02/17/2025	AUD	680	489
Wells Fargo & Co MTN
2.000%, 04/27/2026	EUR	210	247
1.375%, 06/30/2022	GBP	195	242
Wells Fargo Bank MTN
5.250%, 08/01/2023		350	498
Western Digital Corp
4.750%, 02/15/2026		$328	285
WPC Eurobond BV
2.125%, 04/15/2027	EUR	380	416

			30,467

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Uruguay — 0.0%
Republic of Uruguay
9.875%, 06/20/2022 (A)	UYU	3,181	$97
8.500%, 03/15/2028 (A)		2,325	61

			158

Total Global Bonds (Cost $449,895) ($ Thousands)			440,347

U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bills (B)
2.469%, 01/31/2019		$17,000	16,969
2.340%, 03/21/2019		10,000	9,949
U.S. Treasury Inflation Protected Securities
1.250%, 07/15/2020		1,174	1,171
U.S. Treasury Note
2.000%, 02/28/2021		1,190	1,178

Total U.S. Treasury Obligations (Cost $29,286) ($ Thousands)			29,267

MORTGAGE-BACKED SECURITIES — 0.8%

Agency Mortgage-Backed Obligation — 0.6%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M2
4.356%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2027		394	399
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
5.106%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027		64	66
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
5.306%, VAR ICE LIBOR USD 1 Month+2.800%, 05/25/2028		114	116
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
5.406%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028		201	204
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M3
8.856%, VAR ICE LIBOR USD 1 Month+6.350%, 09/25/2028		250	298
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
3.706%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029		279	280
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M2
5.956%, VAR ICE LIBOR USD 1 Month+3.450%, 10/25/2029		470	497

SEI Institutional International Trust / Quarterly Report / December 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C01, Cl M1
4.106%, VAR ICE LIBOR USD 1 Month+1.600%, 01/25/2024	$80	$80
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
7.506%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	340	376
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M1
4.656%, VAR ICE LIBOR USD 1 Month+2.150%, 09/25/2028	24	24
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
6.756%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	95	105
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M1
3.856%, VAR ICE LIBOR USD 1 Month+1.350%, 01/25/2029	23	23
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M1
3.806%, VAR ICE LIBOR USD 1 Month+1.300%, 04/25/2029	347	348
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
6.856%, VAR ICE LIBOR USD 1 Month+4.350%, 05/25/2029	153	166
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
3.806%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2029	128	129

		3,111

Non-Agency Mortgage-Backed Obligation — 0.2%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
4.750%, 09/25/2034 (C)	12	12

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	$80	$80
COMM Mortgage Trust, Ser 2014-CCRE14, Cl A3
3.955%, 02/10/2047	70	72
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/2037	10	10
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
3.485%, 01/25/2035 (C)	52	49
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A3
2.829%, 10/15/2045	113	111
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
4.175%, 12/25/2034 (C)	48	48
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (A)	159	155
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl D
5.241%, 10/12/2052 (A)(C)	15	2
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl E
5.241%, 10/12/2052 (A)(C)	10	1
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	100	100
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	120	119
Wells Fargo Commercial Mortgage Trust, Ser 2015-C30, Cl A3
3.411%, 09/15/2058	80	79

		838

Total Mortgage-Backed Securities (Cost $3,891) ($ Thousands)		3,949

Total Investments in Securities — 98.7% (Cost $483,072) ($ Thousands)		$473,563

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Australian 3-Year Bond	22	Mar-2019	$1,777	$1,738	$6
Australian 10-Year Bond	(3)	Mar-2019	(283)	(280)	(3)
Australian 10-Year Bond	16	Mar-2019	1,515	1,494	14
Canadian 10-Year Bond	(57)	Mar-2019	(5,729)	(5,708)	(96)

12	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Fixed Income Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Canadian 10-Year Bond	11	Mar-2019	$1,096	$1,102	$36
Euro	(240)	Feb-2019	(34,238)	(34,568)	(329)
Euro-Bob	(41)	Mar-2019	(6,136)	(6,211)	(16)
Euro-Bob	24	Mar-2019	3,607	3,636	6
Euro-BTP	23	Mar-2019	3,335	3,361	20
Euro-Bund	29	Mar-2019	5,353	5,422	31
Euro-Bund	(10)	Mar-2019	(1,855)	(1,869)	(3)
Euro-Buxl 30 Year Bond	7	Mar-2019	1,414	1,445	21
Euro-Buxl 30 Year Bond	(8)	Mar-2019	(1,637)	(1,652)	(6)
Euro-OAT	(13)	Mar-2019	(2,225)	(2,241)	1
Euro-Schatz	(35)	Mar-2019	(4,446)	(4,479)	(3)
Euro-Schatz	(40)	Mar-2019	(5,082)	(5,119)	(1)
Japanese 10-Year Bond	18	Mar-2019	24,145	25,016	71
Japanese 10-Year Bond E-MINI	19	Mar-2019	2,549	2,643	13
Japanese 10-Year Bond E-MINI	(31)	Mar-2019	(4,160)	(4,313)	(27)
Long Gilt 10-Year Bond	(6)	Mar-2019	(940)	(941)	(1)
Long Gilt 10-Year Bond	(23)	Mar-2019	(3,581)	(3,608)	(28)
U.S. 2-Year Treasury Note	21	Apr-2019	4,433	4,459	25
U.S. 2-Year Treasury Note	16	Apr-2019	3,386	3,397	11
U.S. 5-Year Treasury Note	67	Mar-2019	7,611	7,684	73
U.S. 5-Year Treasury Note	(5)	Mar-2019	(564)	(573)	(10)
U.S. 10-Year Treasury Note	5	Mar-2019	596	610	14
U.S. 10-Year Treasury Note	7	Mar-2019	848	854	6
U.S. Ultra Long Treasury Bond	1	Mar-2019	153	161	8
Ultra 10-Year U.S. Treasury Note	(47)	Mar-2019	(5,922)	(6,114)	(191)

			$(14,980)	$(14,654)	$(358)

A list of the forward foreign currency contracts held by the Fund at December 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
ANZ	01/25/19 - 02/08/19	EUR	29,914	USD	34,383	$97
ANZ	02/20/19	EUR	19,642	USD	22,395	(147)
Bank of America	01/11/19	USD	338	EUR	296	—
Bank of America	01/11/19	AUD	6,862	USD	5,008	176
Barclays PLC	01/09/19	EUR	619	USD	722	14
Barclays PLC	02/08/19	EUR	2,179	USD	2,488	(11)
Barclays PLC	01/11/19	USD	16	EUR	14	—
Barclays PLC	01/11/19	USD	18	NZD	27	—
Barclays PLC	01/11/19	USD	55	CHF	55	1
Barclays PLC	01/11/19	USD	59	CAD	78	(2)
Barclays PLC	01/11/19	USD	70	SEK	638	1
Barclays PLC	01/11/19	USD	71	NOK	615	—
Barclays PLC	01/11/19	AUD	76	USD	56	2
Barclays PLC	01/11/19	CAD	96	USD	73	2
Barclays PLC	01/11/19	USD	107	AUD	148	(2)
Barclays PLC	01/11/19	NZD	123	USD	84	2
Barclays PLC	01/11/19	USD	221	GBP	174	1
Barclays PLC	01/11/19	NOK	459	USD	53	—
Barclays PLC	01/11/19	USD	1,870	JPY	210,625	51
Barclays PLC	01/11/19	PLN	6,640	USD	1,765	(3)
Barclays PLC	01/11/19	JPY	7,452	USD	67	(1)

SEI Institutional International Trust / Quarterly Report / December 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/11/19	CZK	16,323	USD	718	$(8)
Barclays PLC	01/11/19	GBP	24,427	USD	31,219	97
Barclays PLC	01/11/19	EUR	32,359	USD	36,808	(208)
Barclays PLC	02/14/19	GBP	12,750	USD	16,427	157
Barclays PLC	02/20/19	USD	1,383	KRW	1,530,570	(7)
Barclays PLC	03/14/19	USD	1,034	TWD	31,710	11
BNP Paribas	01/11/19	USD	225	CAD	300	(5)
BNP Paribas	01/11/19	USD	354	GBP	277	(1)
BNP Paribas	01/11/19	EUR	1,151	USD	1,313	(3)
BNP Paribas	01/11/19	USD	12,813	EUR	11,261	68
BNP Paribas	01/11/19	CAD	19,014	USD	14,285	360
BNP Paribas	01/11/19	JPY	56,894	USD	503	(16)
BNP Paribas	01/30/19	ZAR	9,736	USD	681	6
BNP Paribas	02/15/19	USD	726	JPY	80,709	12
Brown Brothers Harriman	01/09/19	USD	681	EUR	587	(10)
Brown Brothers Harriman	01/09/19 - 01/30/19	EUR	2,255	USD	2,619	39
Brown Brothers Harriman	01/25/19 - 02/08/19	EUR	581	USD	663	(3)
Brown Brothers Harriman	01/17/19 - 01/30/19	USD	219	CAD	292	(5)
Brown Brothers Harriman	01/17/19 - 03/06/19	CHF	2,394	USD	2,429	(13)
Brown Brothers Harriman	01/23/19	SEK	1,509	USD	167	(3)
Brown Brothers Harriman	01/24/19	USD	341	TRY	1,862	5
Brown Brothers Harriman	01/25/19	USD	344	MXN	6,970	9
Brown Brothers Harriman	01/30/19	USD	707	ZAR	9,931	(19)
Brown Brothers Harriman	02/28/19	USD	390	GBP	306	2
Brown Brothers Harriman	02/14/19	USD	512	GBP	398	(4)
Brown Brothers Harriman	02/20/19	NZD	647	USD	448	15
Brown Brothers Harriman	02/20/19	JPY	3,859	USD	34	(1)
BT Brokerage	01/11/19	AUD	355	USD	255	5
BT Brokerage	01/11/19	USD	1,766	JPY	200,000	59
Citi	01/22/19	UYU	5,086	USD	157	1
Citi	01/25/19	USD	1,012	CLP	689,687	(17)
Citigroup	01/09/19	EUR	922	USD	1,045	(10)
Citigroup	01/11/19	GBP	1	USD	1	—
Citigroup	01/11/19	USD	46	AUD	64	(1)
Citigroup	01/11/19	CHF	1,838	USD	1,852	(14)
Citigroup	01/11/19 - 01/30/19	USD	2,205	JPY	249,219	70
Citigroup	01/11/19	MXN	39,876	USD	1,955	(67)
Citigroup	01/11/19	HUF	74,958	USD	265	(3)
Citigroup	01/23/19	USD	666	NOK	5,636	(15)
Citigroup	02/20/19	AUD	9,966	USD	7,282	262
Credit Suisse First Boston	01/17/19	CAD	1,954	USD	1,474	42
Deutsche Bank	03/18/19	USD	672	INR	47,948	12
Deutsche Bank	03/18/19	INR	46,651	USD	639	(27)
Goldman Sachs	01/03/19	BRL	1,264	USD	325	(1)
Goldman Sachs	01/17/19	CHF	704	USD	713	(3)
Goldman Sachs	01/30/19	USD	596	EUR	517	(3)
HSBC	01/11/19	GBP	151	USD	193	—
HSBC	01/11/19	USD	1,774	JPY	200,000	50
HSBC	01/11/19	ILS	3,960	USD	1,070	10

14	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
HSBC	01/11/19	THB	5,382	USD	164	$(1)
HSBC	02/04/19	USD	632	BRL	2,482	8
JPMorgan Chase Bank	01/11/19	CHF	55	USD	56	—
JPMorgan Chase Bank	01/11/19	AUD	215	USD	156	4
JPMorgan Chase Bank	01/11/19	USD	268	NZD	395	(3)
JPMorgan Chase Bank	01/11/19	USD	291	CAD	389	(6)
JPMorgan Chase Bank	01/11/19	USD	357	NOK	3,083	(1)
JPMorgan Chase Bank	01/11/19	USD	400	AUD	556	(9)
JPMorgan Chase Bank	01/11/19	CAD	456	USD	342	8
JPMorgan Chase Bank	01/11/19	USD	487	SEK	4,402	10
JPMorgan Chase Bank	01/11/19	NZD	830	USD	572	15
JPMorgan Chase Bank	01/11/19	NOK	3,624	USD	425	7
JPMorgan Chase Bank	01/11/19	SEK	4,492	USD	500	(7)
JPMorgan Chase Bank	01/11/19	USD	4,760	EUR	4,173	14
JPMorgan Chase Bank	01/11/19	USD	7,928	JPY	894,106	227
JPMorgan Chase Bank	01/11/19	EUR	31,676	USD	36,160	(75)
JPMorgan Chase Bank	01/11/19	JPY	4,544,353	USD	40,251	(1,198)
JPMorgan Chase Bank	01/18/19	CAD	1,602	USD	1,197	24
JPMorgan Chase Bank	01/18/19	USD	2,639	SEK	23,865	57
JPMorgan Chase Bank	01/18/19	CHF	2,986	USD	3,026	(8)
JPMorgan Chase Bank	01/18/19	USD	4,044	NOK	34,513	(55)
JPMorgan Chase Bank	01/18/19	PLN	7,435	USD	1,964	(16)
JPMorgan Chase Bank	01/18/19 - 02/14/19	USD	8,316	GBP	6,573	67
JPMorgan Chase Bank	01/18/19	SGD	8,672	USD	6,319	(47)
JPMorgan Chase Bank	01/18/19	AUD	9,512	USD	6,863	166
JPMorgan Chase Bank	01/18/19	EUR	14,732	USD	16,768	(94)
JPMorgan Chase Bank	01/18/19	NZD	17,209	USD	11,871	331
JPMorgan Chase Bank	01/18/19	HUF	993,394	USD	3,494	(50)
JPMorgan Chase Bank	01/24/19	USD	336	TRY	1,843	7
JPMorgan Chase Bank	01/25/19	MXN	25,296	USD	1,244	(36)
JPMorgan Chase Bank	01/29/19	USD	716	COP	2,281,107	(14)
JPMorgan Chase Bank	01/29/19	BRL	3,321	USD	852	(4)
JPMorgan Chase Bank	01/29/19	MXN	29,119	USD	1,434	(38)
JPMorgan Chase Bank	01/29/19	THB	114,930	USD	3,513	(19)
JPMorgan Chase Bank	01/29/19	KRW	1,835,000	USD	1,628	(20)
JPMorgan Chase Bank	01/29/19	JPY	2,879,161	USD	25,450	(852)
Morgan Stanley	01/03/19	USD	961	BRL	3,746	5
Morgan Stanley	01/11/19	USD	357	NOK	3,052	(4)
Morgan Stanley	01/11/19	GBP	565	USD	720	—
Morgan Stanley	01/11/19	SGD	1,281	USD	935	(5)
Morgan Stanley	01/11/19	USD	2,557	EUR	2,252	19
Morgan Stanley	01/11/19	NOK	5,051	USD	590	7
Morgan Stanley	01/11/19	DKK	7,862	USD	1,202	(4)
Morgan Stanley	01/11/19 - 02/14/19	EUR	8,762	USD	9,996	(34)
Morgan Stanley	01/11/19	SEK	18,330	USD	2,023	(46)
Morgan Stanley	01/11/19	THB	52,611	USD	1,599	(17)
Morgan Stanley	01/11/19 - 02/20/19	JPY	285,784	USD	2,556	(57)
National Bank of Australia	01/11/19	USD	3,552	JPY	401,651	112
National Bank of Australia	01/11/19	JPY	4,136,975	USD	36,583	(1,149)

SEI Institutional International Trust / Quarterly Report / December 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
RBC	01/11/19	NZD	6,253	USD	4,298	$105
RBC	02/15/19	USD	726	JPY	80,709	12
RBS	02/04/19	EUR	9,217	USD	10,607	42
RBS	03/14/19	USD	692	TWD	21,069	2
Standard Chartered	01/09/19	EUR	1,219	USD	1,415	21
Standard Chartered	01/11/19	JPY	103,447	USD	914	(30)
Standard Chartered	02/20/19	USD	693	KRW	772,210	1
Standard Chartered	03/14/19	TWD	21,048	USD	690	(3)
State Street	01/11/19	USD	627	EUR	547	(1)
State Street	01/11/19	JPY	70,294	USD	642	—
UBS	01/30/19	ZAR	19,600	USD	1,375	17
UBS	01/30/19	CAD	19,999	USD	15,133	477
UBS	01/30/19	JPY	912,024	USD	8,090	(242)

						$(1,374)

A list of open OTC swap agreements held by the Fund at December 31, 2018, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	$(370)	$(104)	$(61)	$(43)
Credit Suisse	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(240)	(68)	(30)	(38)
Credit Suisse	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(130)	(36)	(16)	(20)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(373)	(60)	(27)	(33)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(127)	(20)	(9)	(11)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(134)	(22)	(8)	(14)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(460)	(74)	(34)	(40)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(406)	(66)	(29)	(37)

							$(450)	$(214)	$(236)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2018, is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
ITRAXX Europe Series 28	Sell	1.00%	Quarterly	12/20/2022	(5,360)	$79	$128	$(49)

						$79	$128	$(49)

Percentages are based on Net Assets of $479,751 ($ Thousands).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $63,214 ($ Thousands), representing 13.2% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HUF — Hungarian Forint

ICE — Intercontinental Exchange

INR — Indian Rupee

ILS — Israeli New Sheckels

JPY — Japanese Yen

KRW — Korean Won

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

16	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

International Fixed Income Fund (Continued)

NZD — New Zealand Dollar

PLC — Public Limited Company

PLN — Polish Zloty

SGD — Singapore Dollar

SEK — Swedish Krona

THB — Thai Bhat

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$–	$440,347	$–	$440,347
U.S. Treasury Obligations	–	29,267	–	29,267
Mortgage-Backed Securities	–	3,949	–	3,949

Total Investments in Securities	$–	$473,563	$–	$473,563

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$356	$–	$–	$356
Unrealized Depreciation	(714)	–	–	(714)
Forwards Contracts*
Unrealized Appreciation	–	3,402	–	3,402
Unrealized Depreciation	–	(4,776)	–	(4,776)
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(236)	–	(236)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(49)	–	(49

Total Other Financial Instruments	$(358)	$(1,659)	$–	$(2,017)

* Futures contracts, forwards contracts, and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

As of December 31, 2018, the International Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $2.2 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$-	$(448,701)	$79,329	$(369,372)
Maximum potential amount of future payments	-	-	2,240,000	6,127,255	8,367,255
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]	$-	$-	$-	$-	$-	$-
0-400	-	-	6,127,255	-	-	6,127,255
> than 400	-	-	-	-	2,240,000	2,240,000
Total	$-	$-	$6,127,255	$-	$2,240,000	$8,367,255

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional International Trust / Quarterly Report / December 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Debt Fund

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 96.5%
Albania — 0.0%
Albania Government International Bond
3.500%, 10/09/2025	EUR	403	$458

Angola — 1.0%
Angolan Government International Bond
9.500%, 11/12/2025		$310	326
9.375%, 05/08/2048 (A)		1,814	1,696
9.375%, 05/08/2048		3,137	2,933
8.250%, 05/09/2028 (B)		1,953	1,837
8.250%, 05/09/2028 (A)		3,658	3,442
Republic of Angola Via Avenir II BV MTN
10.373%, VAR ICE LIBOR USD 6 Month+7.500%, 07/01/2023		4,066	4,275

			14,509

Argentina — 4.1%
Adecoagro
6.000%, 09/21/2027 (A)		785	665
Agua y Saneamientos Argentinos
6.625%, 02/01/2023		1,230	879
Argentina Treasury Bill (C)
0.000%, 03/29/2019	ARS	20,637	617
0.000%, 04/30/2019		13,774	414
Argentina Treasury Bond
2.500%, 07/22/2021		6,000	249
Argentine Bonos del Tesoro
18.200%, 10/03/2021		15,777	318
Argentine Republic Government International Bond
8.280%, 12/31/2033		$1,262	972
7.820%, 12/31/2033	EUR	8,436	7,980
7.820%, 12/31/2033		18,173	17,361
7.500%, 04/22/2026		$1,664	1,333
7.125%, 07/06/2036		1,829	1,310
6.875%, 04/22/2021		888	802
6.875%, 01/26/2027		625	477
6.875%, 01/11/2048		1,044	727
5.875%, 01/11/2028		1,800	1,294
5.000%, 01/15/2027	EUR	2,585	2,125
2.260%, 12/31/2038		14,905	9,316
2.260%, 3.38%, 3/31/2019, 12/31/2038 (D)		564	352
Autonomous City of Buenos Aires Argentina
52.699%, VAR 30-35d Argentina BADLAR Private Banks+3.750%, 02/22/2028	ARS	30,497	737
51.476%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/29/2024		48,886	1,088
51.476%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/29/2024		17,544	391

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Bonos De La Nacion Argentina
4.500%, 06/21/2019		$1,463	$1,487
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/2020	ARS	35,000	1,171
4.000%, 03/06/2020		19,540	654
3.750%, 02/08/2019		33,185	1,291
Bonos de la Nacion Argentina En Moneda Dua
4.500%, 02/13/2020		$1,507	1,398
Pampa Energia
7.500%, 01/24/2027 (A)		343	287
7.375%, 07/21/2023 (A)		270	243
Provincia de Buenos Aires
7.875%, 06/15/2027		2,762	1,989
5.375%, 01/20/2023	EUR	620	552
Provincia de Cordoba
7.125%, 06/10/2021 (A)		$531	467
Provincia del Chaco Argentina
9.375%, 08/18/2024		654	463
Rio Energy
6.875%, 02/01/2025 (A)		1,571	1,163
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)		238	216
YPF MTN
47.833%, VAR 30-35d Argentina BADLAR Private Banks+4.000%, 07/07/2020		368	148

			60,936

Azerbaijan — 0.9%
Republic of Azerbaijan
4.750%, 03/18/2024		400	398
Republic of Azerbaijan International Bond
5.125%, 09/01/2029		1,711	1,620
Southern Gas Corridor
6.875%, 03/24/2026 (A)		1,437	1,552
6.875%, 03/24/2026		3,895	4,207
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		2,310	2,477
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		2,353	2,342
4.750%, 03/13/2023		1,300	1,294

			13,890

Bahrain — 0.4%
Bahrain Government International Bond
7.500%, 09/20/2047 (A)		1,038	1,001
7.000%, 01/26/2026 (A)		295	302
7.000%, 10/12/2028		334	333
6.750%, 09/20/2029 (A)		861	842
6.750%, 09/20/2029		200	196
6.000%, 09/19/2044		200	169

SEI Institutional International Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Oil and Gas Holding BSCC
8.375%, 11/07/2028 (A)		$1,381	$1,407
7.625%, 11/07/2024 (A)		1,370	1,405

			5,655

Belarus — 0.1%
Republic of Belarus International Bond
7.625%, 06/29/2027		1,040	1,064

Belize — 0.1%
Belize Government International Bond
7.759%, 02/20/2034		2,637	1,490

Bermuda — 0.2%
Bermuda Government International Bond
4.854%, 02/06/2024		868	902
4.750%, 02/15/2029		1,204	1,223
Government of Bermuda
3.717%, 01/25/2027		1,521	1,447

			3,572

Brazil — 8.2%
Brazil Letras do Tesouro Nacional (C)
18.380%, 01/01/2019	BRL	29,105	7,509
11.295%, 01/01/2020		14,000	3,388
11.065%, 07/01/2021		5,000	1,071
10.726%, 01/01/2022		8,000	1,635
8.523%, 07/01/2020		17,181	4,011
8.172%, 04/01/2020		8,000	1,903
7.940%, 10/01/2020		57,033	13,033
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$1,664	1,681
5.477%, 07/24/2023		235	237
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,176	1,167
5.333%, 02/15/2028		3,568	3,541
5.333%, 02/15/2028 (A)		224	223
Brazil Notas do Tesouro Nacional Serie B
6.000%, 05/15/2045	BRL	1,608	1,510
Brazil Notas do Tesouro Nacional Serie B, Ser B
6.000%, 08/15/2020		2,318	1,973
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021		87,158	23,521
10.000%, 01/01/2023		81,962	22,154
10.000%, 01/01/2025		22,277	5,995
10.000%, 01/01/2027		24,002	6,474
10.000%, 01/01/2029		8,032	2,182
Brazilian Government International Bond
4.625%, 01/13/2028		$4,521	4,347
CSN Resources
6.500%, 07/21/2020		1,000	965

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Federal Republic of Brazil
8.250%, 01/20/2034		$748	$916
Gol Finance
7.000%, 01/31/2025 (A)		1,720	1,524
JBS Investments GmbH
7.250%, 04/03/2024		1,034	1,042
6.250%, 02/05/2023 (A)		821	813
JBS Investments II GmbH
7.000%, 01/15/2026 (A)		473	464
Klabin Finance
5.250%, 07/16/2024		790	771
Marfrig Holdings Europe BV
8.000%, 06/08/2023		1,100	1,103
Minerva Luxembourg
6.500%, 09/20/2026 (A)		2,132	1,985
Nexa Resources
5.375%, 05/04/2027 (A)		2,891	2,797
Petrobras Global Finance BV
7.375%, 01/17/2027		1,498	1,539
Rumo Luxembourg
7.375%, 02/09/2024 (A)		898	936
Suzano Austria GmbH
7.000%, 03/16/2047 (A)		399	409
6.000%, 01/15/2029 (A)		688	702

			123,521

Cameroon — 0.2%
Republic of Cameroon International Bond
9.500%, 11/19/2025 (A)		3,090	3,147

Chile — 1.4%
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		1,046	942
Bonos de la Tesoreria de la Republica
6.000%, 01/01/2020	CLP	80,000	122
6.000%, 01/01/2043		3,290,000	5,750
5.000%, 03/01/2035		2,920,000	4,473
4.700%, 09/01/2030 (A)		135,000	202
4.500%, 02/28/2021		350,000	522
Bonos de la Tesoreria de la Republica en pesos
4.000%, 03/01/2023 (A)		120,000	176
Cencosud
4.375%, 07/17/2027 (A)		$1,819	1,578
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		1,300	1,243
Empresa Nacional del Petroleo
5.250%, 11/06/2029 (A)		391	397
4.500%, 09/14/2047 (A)		332	284
3.750%, 08/05/2026 (A)		387	362
Geopark
6.500%, 09/21/2024 (A)		492	455

2	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Nacional del Cobre de Chile
3.000%, 07/17/2022		$4,274	$4,158
Republic of Chile
5.500%, 08/05/2020	CLP	323,000	478

			21,142

China — 1.0%
Alibaba Group Holding
4.200%, 12/06/2047		$310	275
Charming Light Investments MTN
4.375%, 12/21/2027		1,600	1,507
China Government International Bond
3.250%, 10/19/2023		2,466	2,480
China Minmetals
4.450%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.070%, 05/13/2021		640	624
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%, 05/13/2166		2,047	1,849
Chinalco Capital Holdings
4.250%, 04/21/2022		740	707
CNAC HK Finbridge
5.125%, 03/14/2028		780	794
4.625%, 03/14/2023		1,770	1,785
Country Garden Holdings Co Ltd
4.750%, 07/25/2022		210	191
Dianjian International Finance
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.933%, 09/13/2166		303	283
HBIS Group Hong Kong
4.250%, 04/07/2020		684	670
Huarong Finance
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%, 12/29/2049		1,378	1,297
Huarong Finance 2017
4.750%, 04/27/2027		937	876
Leader Goal International Ltd
4.250%, 07/19/2166		212	197
Sinopec Group Overseas Development
3.250%, 09/13/2027 (A)		598	556
Tsinghua Unic
5.375%, 01/31/2023		1,530	1,411

			15,502

Colombia — 5.5%
Colombia Government International Bond
4.500%, 03/15/2029		2,301	2,274
Colombian TES
11.000%, 07/24/2020	COP	5,128,900	1,713
10.000%, 07/24/2024		39,680,600	14,374

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.750%, 09/18/2030	COP	1,040,700	$340
7.500%, 08/26/2026		30,754,200	9,978
7.000%, 09/11/2019		17,456,100	5,456
7.000%, 05/04/2022		53,048,900	16,983
7.000%, 06/30/2032		8,741,700	2,655
6.250%, 11/26/2025		14,046,500	4,273
4.750%, 04/04/2035		1,951,000	1,835
Emgesa ESP
8.750%, 01/25/2021		870,000	279
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021		3,962,000	1,226
8.375%, 11/08/2027 (A)		1,760,000	522
7.625%, 09/10/2024 (A)		3,116,000	932
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,127,000	352
7.875%, 08/12/2024		884,000	276
Republic of Colombia
9.850%, 06/28/2027		3,803,000	1,434
9.850%, 06/28/2027		1,257,000	474
8.125%, 05/21/2024		$550	641
7.750%, 04/14/2021	COP	3,331,000	1,067
7.375%, 09/18/2037		$1,091	1,319
6.125%, 01/18/2041		1,584	1,711
6.000%, 04/28/2028	COP	22,746,200	6,638
5.000%, 06/15/2045		$4,506	4,290
4.500%, 01/28/2026		1,303	1,303
4.375%, 03/21/2023	COP	1,782,000	519
4.375%, 03/21/2023		1,089,000	317

			83,181

Costa Rica — 0.5%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (A)		$753	710
5.875%, 04/25/2021 (A)		597	573
Costa Rica Government International Bond
4.250%, 01/26/2023		870	766
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	381
6.375%, 05/15/2043		250	181
Republic of Costa Rica
7.158%, 03/12/2045		1,643	1,415
7.158%, 03/12/2045 (A)		1,237	1,065
7.158%, 03/12/2045		1,171	1,009
7.000%, 04/04/2044		1,208	1,025
7.000%, 04/04/2044		805	683

			7,808

Croatia — 0.7%
Croatia Government International Bond
6.625%, 07/14/2020		2,180	2,264
6.000%, 01/26/2024		768	829
6.000%, 01/26/2024 (A)		200	216
3.000%, 03/11/2025	EUR	2,444	3,005

SEI Institutional International Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.000%, 03/20/2027	EUR	1,860	$2,234
2.750%, 01/27/2030		2,169	2,477

			11,025

Czech Republic — 1.1%
Czech Republic Government Bond
4.200%, 12/04/2036	CZX	28,000	1,545
2.750%, 07/23/2029		15,240	721
2.500%, 08/25/2028		41,920	1,956
2.400%, 09/17/2025		65,400	2,994
2.000%, 10/13/2033		18,820	799
1.500%, 10/29/2019		63,310	2,808
0.703%, 07/17/2019 (C)		134,450	5,916

			16,739

Dominican Republic — 0.9%
Dominican Republic International Bond
11.250%, 02/05/2027	DOP	14,500	297
7.450%, 04/30/2044 (A)		$687	714
6.875%, 01/29/2026		2,000	2,097
6.875%, 01/29/2026		443	465
6.850%, 01/27/2045		830	818
6.850%, 01/27/2045 (A)		479	472
6.850%, 01/27/2045		400	394
6.600%, 01/28/2024		656	684
6.500%, 02/15/2048		2,171	2,052
6.000%, 07/19/2028 (A)		1,817	1,812
6.000%, 07/19/2028		2,295	2,289
5.950%, 01/25/2027		1,663	1,657
5.875%, 04/18/2024 (A)		71	72
5.500%, 01/27/2025		249	247
5.500%, 01/27/2025		179	177

			14,247

Ecuador — 1.5%
Ecuador Government International Bond
10.500%, 03/24/2020		273	275
9.650%, 12/13/2026 (B)		779	709
9.650%, 12/13/2026 (A)		660	601
9.625%, 06/02/2027		777	703
8.875%, 10/23/2027 (A)		2,087	1,795
8.875%, 10/23/2027		7,763	6,676
8.750%, 06/02/2023		2,061	1,922
7.950%, 06/20/2024		2,725	2,398
7.875%, 01/23/2028		2,371	1,926
7.875%, 01/23/2028 (A)		5,451	4,429
Petroamazonas EP
4.625%, 02/16/2020 (A)		380	366

			21,800

Egypt — 3.7%
Egypt Government International Bond
14.800%, 01/30/2023	EGP	73,250	3,649
7.903%, 02/21/2048 (A)		$2,945	2,534

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.588%, 02/21/2028 (A) (B)		$2,205	$1,966
5.577%, 02/21/2023 (A)		1,445	1,369
Egypt Government International Bond MTN
8.500%, 01/31/2047 (A)		3,166	2,854
8.500%, 01/31/2047		6,649	5,993
7.500%, 01/31/2027 (A)		1,702	1,621
7.500%, 01/31/2027		1,413	1,346
6.125%, 01/31/2022 (A)		865	849
5.625%, 04/16/2030 (A)	EUR	3,532	3,488
5.625%, 04/16/2030		3,322	3,281
4.750%, 04/16/2026		2,311	2,390
Egypt Treasury Bills (C)
19.791%, 11/26/2019	EGP	78,700	3,727
19.773%, 08/13/2019		75,650	3,766
19.527%, 05/07/2019		267,425	13,989
18.922%, 02/05/2019		13,000	714
18.701%, 04/30/2019		29,100	1,525

			55,061

El Salvador — 0.4%
Republic of El Salvador
8.250%, 04/10/2032 (A)		$326	330
7.750%, 01/24/2023		1,690	1,739
7.650%, 06/15/2035		512	484
7.375%, 12/01/2019		1,592	1,598
5.875%, 01/30/2025		2,841	2,617

			6,768

Gabon — 0.1%
Gabonese Republic
6.950%, 06/16/2025 (A)		2,012	1,802

Georgia — 0.0%
Republic of Georgia
6.875%, 04/12/2021 (A)		421	441

Ghana — 1.3%
Ghana Government Bond
10.750%, 10/14/2030		9,025	10,200
10.750%, 10/14/2030 (A)		244	276
8.627%, 06/16/2049		2,348	2,044
7.625%, 05/16/2029 (B)		3,228	2,891
Ghana Government International Bond
8.125%, 01/18/2026		322	307
7.875%, 08/07/2023		484	473
Republic of Ghana Government Bonds
19.750%, 03/25/2024	GHS	5,311	1,065
19.000%, 11/02/2026		11,055	2,043
Tullow Oil
7.000%, 03/01/2025 (A)		$660	612

			19,911

4	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Guatemala — 0.0%
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024 (A)		$390	$397

Honduras — 0.0%
Honduras Government International Bond
6.250%, 01/19/2027		326	322

Hong Kong — 0.0%
Chinalco Capital Holdings
4.000%, 08/25/2021		515	495

Hungary — 1.6%
Hungary Government Bond
0.500%, 04/21/2021	HUF	86,610	304
Republic of Hungary
7.625%, 03/29/2041		$1,600	2,240
7.000%, 06/24/2022	HUF	70,490	297
6.375%, 03/29/2021		$3,222	3,400
5.500%, 06/24/2025	HUF	680,730	2,843
3.000%, 06/26/2024		884,280	3,271
3.000%, 10/27/2027		1,971,080	7,020
2.750%, 12/22/2026		1,072,960	3,768
1.750%, 10/26/2022		85,260	303

			23,446

India — 0.2%
Power Finance MTN
6.150%, 12/06/2028 (A)		$800	778
State Bank of India MTN
4.500%, 09/28/2023		696	702
Vedanta Resources
8.250%, 06/07/2021		820	812

			2,292

Indonesia — 7.1%
Eterna Capital Pte
8.000%, 12/11/2022		275	245
7.500%, 12/11/2022		503	495
Indika Energy Capital II
6.875%, 04/10/2022		45	45
Indika Energy Capital III
5.875%, 11/09/2024		330	287
5.875%, 11/09/2024		236	205
Indo Energy Finance II
6.375%, 01/24/2023		1,585	1,481
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048 (A)		2,376	2,435
6.530%, 11/15/2028 (A)		1,105	1,159
5.710%, 11/15/2023 (A)		618	629
Indonesia Government International Bond
4.750%, 02/11/2029		1,132	1,149
4.450%, 02/11/2024		2,746	2,761

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Indonesia Government International Bond MTN
5.125%, 01/15/2045		$410	$403
3.850%, 07/18/2027		2,030	1,929
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	75,616,000	5,478
8.375%, 03/15/2034		81,994,000	5,742
8.250%, 05/15/2029		68,155,000	4,844
8.250%, 05/15/2036		66,134,000	4,558
8.125%, 05/15/2024		14,483,000	1,023
7.500%, 08/15/2032		37,830,000	2,470
7.500%, 05/15/2038		84,662,000	5,416
Perusahaan Listrik Negara
2.875%, 10/25/2025 (A)	EUR	468	531
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		$857	861
5.450%, 05/21/2028 (A)		462	467
Perusahaan Penerbit SBSN Indonesia III
4.400%, 03/01/2028		573	559
Republic of Indonesia
11.000%, 09/15/2025	IDR	3,200,000	256
9.000%, 03/15/2029		63,592,000	4,654
8.500%, 10/12/2035		$1,179	1,586
8.500%, 10/12/2035		525	706
8.375%, 03/15/2024	IDR	60,173,000	4,251
8.375%, 09/15/2026		31,281,000	2,212
8.250%, 06/15/2032		24,199,000	1,669
7.750%, 01/17/2038		$1,797	2,308
7.000%, 05/15/2022	IDR	121,630,000	8,229
7.000%, 05/15/2027		78,640,000	5,119
6.625%, 05/15/2033		64,339,000	3,897
6.125%, 05/15/2028		68,570,000	4,196
5.625%, 05/15/2023		90,318,000	5,763
4.350%, 01/08/2027 (A)		$3,994	3,949
Republic of Indonesia MTN
5.375%, 10/17/2023		1,275	1,331
5.250%, 01/17/2042		2,366	2,375
4.750%, 01/08/2026		2,578	2,612
3.750%, 06/14/2028	EUR	2,104	2,609
3.375%, 04/15/2023 (A)		$1,069	1,033
Star Energy Geothermal Wayang Windu
6.750%, 04/24/2033		1,968	1,800

			105,727

Iraq — 0.3%
Iraq International Bond
5.800%, 01/15/2028		4,493	4,018
5.800%, 01/15/2028		1,086	971

			4,989

Ivory Coast — 1.3%
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	2,259	2,169

SEI Institutional International Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.375%, 03/03/2028 (A)		$1,851	$1,666
6.125%, 06/15/2033		2,640	2,188
6.125%, 06/15/2033		2,272	1,883
5.750%, 12/31/2032		1,489	1,312
5.750%, 12/31/2032		3,413	3,007
5.750%, 12/31/2032		2,716	2,393
5.250%, 03/22/2030	EUR	2,503	2,517
5.125%, 06/15/2025 (B)		1,541	1,687
5.125%, 06/15/2025 (A)		930	1,018

			19,840

Jamaica — 0.1%
Digicel Group
7.125%, 04/01/2022 (A)		$337	157
Government of Jamaica
7.875%, 07/28/2045		1,219	1,389

			1,546

Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/2047 (A)		1,601	1,417
7.375%, 10/10/2047		509	451
5.750%, 01/31/2027		876	803

			2,671

Kazakhstan — 0.9%
Development Bank of Kazakhstan
4.125%, 12/10/2022		770	746
KazAgro National Management Holding JSC MTN
4.625%, 05/24/2023 (A)		349	334
Kazakhstan Government International Bond MTN
2.375%, 11/09/2028	EUR	556	629
1.550%, 11/09/2023		603	692
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		$720	724
5.750%, 04/19/2047 (A)		2,652	2,525
5.750%, 04/19/2047		63	60
5.375%, 04/24/2030 (A)		1,834	1,800
5.375%, 04/24/2030		2,300	2,258
4.750%, 04/24/2025 (A)		750	742
KazTransGas JSC
4.375%, 09/26/2027		1,122	1,040
4.375%, 09/26/2027 (A)		932	863
Nostrum Oil & Gas Finance BV
7.000%, 02/16/2025 (A)		441	270
Republic of Kazakhstan MTN
6.500%, 07/21/2045		330	395

			13,078

Kenya — 0.3%
Kenya Government International Bond
8.250%, 02/28/2048		1,050	892

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.250%, 02/28/2028 (A)		$1,418	$1,266
7.250%, 02/28/2028		217	194
6.875%, 06/24/2024 (A)		543	510
6.875%, 06/24/2024		473	444
5.875%, 06/24/2019 (A)		805	806

			4,112

Lebanon — 1.1%
Lebanon Government International Bond
7.250%, 03/23/2037		569	433
6.850%, 03/23/2027		1,004	795
6.650%, 04/22/2024		3,217	2,690
Lebanon Government International Bond MTN
8.250%, 04/12/2021		5,261	4,999
6.650%, 11/03/2028		4,936	3,800
6.650%, 02/26/2030		474	358
6.600%, 11/27/2026		93	73
6.250%, 05/27/2022		245	214
6.150%, 06/19/2020		1,356	1,281
Republic of Lebanon MTN
8.250%, 04/12/2021		1,828	1,737

			16,380

Lithuania — 0.1%
Lithuania Government International Bond
7.375%, 02/11/2020		1,219	1,274

Malaysia — 4.7%
1MDB Energy
5.990%, 05/11/2022		1,000	1,011
1MDB Global Investments
4.400%, 03/09/2023		1,000	895
4.400%, 03/09/2023		8,600	7,699
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	274
4.935%, 09/30/2043		2,200	535
4.642%, 11/07/2033		1,000	246
4.392%, 04/15/2026		7,081	1,746
4.254%, 05/31/2035		1,827	425
4.232%, 06/30/2031		6,200	1,473
4.181%, 07/15/2024		4,186	1,025
4.160%, 07/15/2021		12,113	2,969
4.059%, 09/30/2024		8,000	1,945
3.955%, 09/15/2025		19,922	4,797
3.899%, 11/16/2027		2,500	592
3.892%, 03/15/2027		1,369	324
3.889%, 07/31/2020		7,629	1,856
3.882%, 03/10/2022		4,000	973
3.800%, 08/17/2023		30,074	7,255
3.795%, 09/30/2022		3,200	775
3.759%, 03/15/2019		5,346	1,295
3.757%, 04/20/2023		13,915	3,361

6	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.733%, 06/15/2028	MYR	3,500	$822
3.659%, 10/15/2020		1,419	344
3.654%, 10/31/2019		4,500	1,091
3.620%, 11/30/2021		23,225	5,615
3.502%, 05/31/2027		1,050	241
3.492%, 03/31/2020		26,554	6,425
3.480%, 03/15/2023		2,858	683
3.418%, 08/15/2022		10,450	2,500
Malaysia Government Investment Issue
4.369%, 10/31/2028		1,200	293
4.070%, 09/30/2026		11,606	2,792
Malaysia Sukuk Global
3.179%, 04/27/2026		$2,368	2,300
Malaysia Treasury Bill
3.264%, 01/18/2019 (C)	MYR	27,200	6,573

			71,150

Mauritius — 0.1%
Liquid Telecommunications Financing
8.500%, 07/13/2022 (A)		$1,286	1,293

Mexico — 7.3%
America Movil
7.125%, 12/09/2024	MXN	18,110	800
Axtel
6.375%, 11/14/2024 (A)		$480	456
Banco Inbursa Institucion De Banca Multiple Grupo Financiero Inbursa
4.375%, 04/11/2027 (A)		573	521
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		1,852	1,769
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		2,836	2,708
Cemex
7.750%, 04/16/2026		670	706
Cometa Energia
6.375%, 04/24/2035 (A)		1,156	1,069
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	1,748
5.750%, 02/14/2042 (A)		$500	460
4.750%, 02/23/2027 (A)		458	431
Elementia
5.500%, 01/15/2025		670	617
Mexican Bonos
7.750%, 11/13/2042	MXN	88,038	3,947
7.500%, 06/03/2027		129,929	6,128
5.750%, 03/05/2026		37,179	1,595
5.750%, 03/05/2026		87,650	3,759
Mexican Bonos, Ser M20
10.000%, 12/05/2024		390,539	21,062

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
8.500%, 05/31/2029	MXN	20,000	$999
8.000%, 12/07/2023		67,343	3,337
7.750%, 05/29/2031		86,603	4,058
Mexican Bonos, Ser M30
8.500%, 11/18/2038		28,699	1,403
Mexico Cetes
7.970%, 05/23/2019 (C)		600,000	2,948
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$1,211	1,064
5.500%, 07/31/2047		451	396
Mexico Government International Bond
4.350%, 01/15/2047		1,441	1,235
3.750%, 01/11/2028		2,775	2,597
Petroleos Mexicanos
9.500%, 09/15/2027		169	188
7.470%, 11/12/2026	MXN	167,047	6,205
7.190%, 09/12/2024		163,872	6,470
6.625%, 06/15/2035		$3,100	2,706
6.500%, 03/13/2027		958	900
6.500%, 01/23/2029		1,483	1,383
6.500%, 01/23/2029 (A)		785	732
6.375%, 01/23/2045		807	650
6.350%, 02/12/2048		878	702
6.350%, 02/12/2048 (A)		742	594
5.625%, 01/23/2046		65	49
5.350%, 02/12/2028 (A)		5,832	5,088
4.500%, 01/23/2026		2,443	2,106
4.250%, 01/15/2025		4,025	3,518
Petroleos Mexicanos MTN
6.750%, 09/21/2047		1,424	1,178
6.750%, 09/21/2047		3,002	2,482
6.750%, 09/21/2047 (A)		73	60
6.375%, 01/23/2045 (A)		806	649
4.875%, 02/21/2028	EUR	3,822	4,140
4.625%, 09/21/2023		$605	568
United Mexican States MTN
5.750%, 10/12/2110		3,776	3,549
4.750%, 03/08/2044		386	351

			110,081

MN — 0.0%
Development Bank of Mongolia
7.250%, 10/23/2023 (A)		784	770

Mongolia — 0.4%
Mongolia Government International Bond
5.625%, 05/01/2023		1,719	1,624
Mongolia Government International Bond MTN
8.750%, 03/09/2024		3,150	3,368
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020 (A)		355	370

SEI Institutional International Trust / Quarterly Report / December 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
9.375%, 05/19/2020		$350	$364

			5,726

Montenegro — 0.0%
Montenegro Government International Bond
3.375%, 04/21/2025	EUR	563	636

Netherlands — 0.2%
Marfrig Holdings Europe BV
8.000%, 06/08/2023 (A)		$200	200
Minejesa Capital BV
5.625%, 08/10/2037 (A)		96	84
4.625%, 08/10/2030 (A)		599	534
Petrobras Global Finance
6.125%, 01/17/2022		1,478	1,517

			2,335

Nigeria — 1.5%
Nigeria Government International Bond
9.248%, 01/21/2049		282	274
8.747%, 01/21/2031 (A)		2,242	2,179
8.747%, 01/21/2031		781	759
7.875%, 02/16/2032		5,382	4,877
7.875%, 02/16/2032 (A)		488	442
7.696%, 02/23/2038		4,570	3,983
7.625%, 11/21/2025		364	351
7.143%, 02/23/2030		1,011	893
7.143%, 02/23/2030 (A)		2,525	2,230
Nigeria Government International Bond MTN
7.625%, 11/28/2047 (A)		1,686	1,418
6.500%, 11/28/2027		1,100	971
6.500%, 11/28/2027 (A)		4,082	3,603

			21,980

Oman — 1.2%
Oman Government International Bond
6.750%, 01/17/2048		2,119	1,748
6.750%, 01/17/2048 (A)		633	522
6.500%, 03/08/2047 (A)		2,100	1,691
6.500%, 03/08/2047		1,356	1,092
5.625%, 01/17/2028		4,547	4,003
5.625%, 01/17/2028 (A)		5,811	5,116
4.750%, 06/15/2026		631	545
4.750%, 06/15/2026 (A)		237	205
4.125%, 01/17/2023 (A)		555	508
3.625%, 06/15/2021 (B)		1,326	1,259
Oztel Holdings SPC
6.625%, 04/24/2028 (A)		1,037	954

			17,643

Pakistan — 0.3%
Pakistan Government International Bond
8.250%, 09/30/2025		1,000	1,002
8.250%, 09/30/2025 (A)		714	716

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.875%, 03/31/2036		$200	$178
6.875%, 12/05/2027 (B)		1,854	1,679
6.875%, 12/05/2027 (A)		1,438	1,302

			4,877

Panama — 0.4%
Aeropuerto Internacional de Tocumen (E)
6.000%, 11/18/2048		2,924	2,906
6.000%, 11/18/2048 (A)		413	410
Republic of Panama
9.375%, 04/01/2029		550	768
8.125%, 04/28/2034		478	638
3.750%, 03/16/2025		1,035	1,025

			5,747

Papua New Guinea — 0.1%
Papua New Guinea Government International Bond
8.375%, 10/04/2028 (A)		1,287	1,295
8.375%, 10/04/2028		282	284

			1,579

Paraguay — 0.2%
Paraguay Government International Bond
6.100%, 08/11/2044		1,010	1,042
6.100%, 08/11/2044 (A)		221	228
5.600%, 03/13/2048		1,054	1,035
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	201
6.750%, 12/13/2022		200	202

			2,708

Peru — 2.0%
Abengoa Transmision Sur
6.875%, 04/30/2043 (A)		273	300
Financiera de Desarrollo
3.250%, 07/15/2019		2,972	2,961
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	3,704	1,173
Inkia Energy
5.875%, 11/09/2027 (A)		$242	224
Kallpa Generacion
4.125%, 08/16/2027 (A)		723	667
Peru Government Bond
8.200%, 08/12/2026	PEN	963	335
Peru LNG Srl
5.375%, 03/22/2030 (A)		$754	730
Petroleos del Peru
5.625%, 06/19/2047 (A)		366	358
4.750%, 06/19/2032 (A)		613	589
Republic of Peru
8.200%, 08/12/2026	PEN	10,387	3,613
6.950%, 08/12/2031		2,240	720
6.950%, 08/12/2031		10,713	3,444

8	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.900%, 08/12/2037	PEN	8,836	$2,799
6.900%, 08/12/2037		13,289	4,209
6.900%, 08/12/2037		1,343	425
6.850%, 02/12/2042		613	193
6.350%, 08/12/2028		1,570	487
6.350%, 08/12/2028 (A)		1,465	454
6.350%, 08/12/2028		346	107
6.150%, 08/12/2032 (A)		13,440	4,036
5.700%, 08/12/2024 (A)		4,932	1,512
3.750%, 03/01/2030	EUR	383	514

			29,850

Philippines — 0.2%
Philippine Government International Bond
4.000%, 01/15/2021		$2,606	2,629
Republic of Philippines
3.900%, 11/26/2022	PHP	45,000	796

			3,425

Poland — 4.0%
Republic of Poland
6.375%, 07/15/2019		$3,449	3,516
Republic of Poland Government Bond
3.250%, 07/25/2025	PLN	28,521	7,942
2.750%, 04/25/2028		48,162	12,743
2.500%, 01/25/2023		41,804	11,329
2.500%, 04/25/2024		19,767	5,316
2.500%, 07/25/2026		24,565	6,470
2.500%, 07/25/2027		8,045	2,104
2.250%, 04/25/2022		18,867	5,083
2.000%, 04/25/2021		912	245
1.750%, 07/25/2021		7,410	1,977
1.554%, 07/25/2020 (C)		10,140	2,643
Republic of Poland Government Bond, Ser 0922
5.750%, 09/23/2022		4,294	1,298

			60,666

Qatar — 0.5%
Qatar Government International Bond
5.103%, 04/23/2048		$4,847	5,090
5.103%, 04/23/2048 (A)		320	336
4.500%, 04/23/2028		820	856
State of Qatar
5.750%, 01/20/2042 (A)		574	674

			6,956

Romania — 0.9%
Government of Romania MTN
6.750%, 02/07/2022		1,498	1,610
Romanian Government International Bond
5.800%, 07/26/2027	RON	1,850	490
4.250%, 06/28/2023		20,305	4,945
3.500%, 12/19/2022		1,220	292

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.400%, 03/08/2022	RON	14,000	$3,357
3.250%, 04/29/2024		3,720	862
Romanian Government International Bond MTN
3.875%, 10/29/2035	EUR	1,430	1,590
2.500%, 02/08/2030		455	483

			13,629

Russia — 4.5%
Credit Bank of Moscow Via CBOM Finance
5.875%, 11/07/2021 (A)		$1,116	1,095
GTH Finance BV
7.250%, 04/26/2023		406	416
6.250%, 04/26/2020		580	587
GTLK Europe DAC
5.950%, 07/19/2021		470	459
Petropavlovsk
8.125%, 11/14/2022 (A)		730	550
Ritekro (E)
10.490%, 11/07/2022 (C)		914	675
Rusal Capital DAC
5.125%, 02/02/2022		860	645
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	48,298	694
8.150%, 02/03/2027		724,446	10,234
7.750%, 09/16/2026		364,450	5,040
7.700%, 03/23/2033		228,869	3,074
7.500%, 08/18/2021		21,285	304
7.100%, 10/16/2024		124,175	1,691
7.050%, 01/19/2028		1,249,180	16,377
7.000%, 08/16/2023		300,364	4,122
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$43	46
5.875%, 09/16/2043 (B)		2,200	2,316
5.625%, 04/04/2042		800	818
5.250%, 06/23/2047		2,600	2,425
4.750%, 05/27/2026		7,200	7,128
4.250%, 06/23/2027		1,600	1,521
Sberbank of Russia Via SB Capital
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.023%, 02/26/2024 (A) (B)		2,292	2,292
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		729	711
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	152,680	1,590
VEON Holdings BV
7.504%, 03/01/2022		$290	315
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,310	1,338
6.800%, 11/22/2025		580	590

SEI Institutional International Trust / Quarterly Report / December 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.800%, 11/22/2025 (A)		$150	$153

			67,206

Saudi Arabia — 0.7%
Acwa Power Management And Investments One
5.950%, 12/15/2039 (A)		1,524	1,431
Saudi Government International Bond MTN
5.000%, 04/17/2049		3,710	3,571
4.500%, 04/17/2030		4,681	4,651
4.500%, 10/26/2046		447	404

			10,057

Senegal — 0.4%
Senegal Government International Bond
6.750%, 03/13/2048 (B)		3,774	3,121
6.250%, 05/23/2033 (A) (B)		910	782
4.750%, 03/13/2028	EUR	1,383	1,454

			5,357

Serbia — 0.4%
Republic of Serbia
7.250%, 09/28/2021		$4,655	5,010
7.250%, 09/28/2021 (A)		200	215
4.875%, 02/25/2020		200	202

			5,427

South Africa — 4.3%
Eskom Holdings SOC
7.125%, 02/11/2025		1,430	1,304
7.125%, 02/11/2025 (A)		951	867
5.750%, 01/26/2021		1,070	1,008
Eskom Holdings SOC MTN
8.450%, 08/10/2028 (A)		1,909	1,796
7.500%, 09/15/2033	ZAR	35,200	1,828
6.750%, 08/06/2023		$510	465
6.350%, 08/10/2028 (A)		322	310
Republic of South Africa
10.500%, 12/21/2026	ZAR	43,216	3,268
9.000%, 01/31/2040		90,887	5,802
8.875%, 02/28/2035		62,275	4,018
8.750%, 01/31/2044		42,248	2,612
8.750%, 02/28/2048		108,889	6,739
8.500%, 01/31/2037		42,699	2,637
8.250%, 03/31/2032		22,265	1,386
8.000%, 01/31/2030		60,830	3,825
7.000%, 02/28/2031		114,021	6,511
6.750%, 03/31/2021		10,939	753
6.300%, 06/22/2048		$320	303
6.250%, 03/31/2036	ZAR	75,201	3,732
5.875%, 09/16/2025		$5,526	5,594
5.875%, 06/22/2030		2,680	2,613
5.650%, 09/27/2047		386	343
4.875%, 04/14/2026		3,468	3,296

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.850%, 09/27/2027		$553	$515
4.300%, 10/12/2028		563	501
SASOL Financing USA
6.500%, 09/27/2028		687	687
5.875%, 03/27/2024		442	441
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	13,360	927

			64,081

Spain — 0.2%
AI Candelaria Spain SLU
7.500%, 12/15/2028 (A)		$2,793	2,685

Sri Lanka — 1.4%
Republic of Sri Lanka
6.825%, 07/18/2026 (A)		909	839
6.200%, 05/11/2027		1,093	962
5.875%, 07/25/2022 (A)		1,755	1,641
Sri Lanka Government Bonds
11.500%, 12/15/2021	LKR	200,000	1,092
Sri Lanka Government International Bond
11.750%, 06/15/2027		236,000	1,283
11.500%, 08/01/2026		6,000	32
6.850%, 11/03/2025		$1,669	1,561
6.825%, 07/18/2026		500	461
6.750%, 04/18/2028		2,140	1,946
6.750%, 04/18/2028 (A)		5,675	5,161
6.250%, 07/27/2021		1,834	1,765
5.875%, 07/25/2022		989	925
5.750%, 04/18/2023 (A)		2,108	1,940
5.750%, 04/18/2023		1,252	1,152

			20,760

Supra-National — 0.5%
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		865	810
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	9,200	646
7.200%, 07/09/2019	IDR	31,560,000	2,183
Inter-American Development Bank MTN
7.875%, 03/14/2023		50,880,000	3,525

			7,164

Thailand — 3.5%
Bank of Thailand Bill (C)
1.765%, 12/06/2019	THB	41,513	1,255
1.662%, 09/05/2019		19,560	594
1.466%, 06/06/2019		31,450	959
1.458%, 03/14/2019		24,500	750
1.456%, 02/28/2019		48,785	1,495
PTTEP Treasury Center
4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.177%, 12/18/2166 (A)		$652	649

10	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	$116
5.625%, 01/12/2019		30,489	937
4.875%, 06/22/2029		22,000	812
3.875%, 06/13/2019		141,276	4,381
3.775%, 06/25/2032		290,700	9,825
3.650%, 06/20/2031		84,500	2,831
3.625%, 06/16/2023		55,000	1,796
3.450%, 03/08/2019		11,285	348
3.400%, 06/17/2036		234,056	7,543
2.875%, 12/17/2028		250,555	7,938
2.875%, 06/17/2046		3,431	98
2.550%, 06/26/2020		40,000	1,243
2.400%, 12/17/2023		50,000	1,552
2.125%, 12/17/2026		203,948	6,120
1.875%, 06/17/2022		57,000	1,742

			52,984

Tunisia — 0.3%
Banque Centrale de Tunisie International Bond
5.750%, 01/30/2025		$2,482	2,082
5.625%, 02/17/2024	EUR	1,850	1,910

			3,992

Turkey — 5.0%
Export Credit Bank of Turkey
6.125%, 05/03/2024 (A)		$547	500
5.875%, 04/24/2019 (A)		200	200
5.375%, 10/24/2023 (A)		1,033	939
5.000%, 09/23/2021 (A)		538	509
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		896	864
Republic of Turkey
6.875%, 03/17/2036		1,020	955
6.000%, 01/14/2041		3,158	2,661
5.750%, 03/22/2024		333	322
5.125%, 03/25/2022		573	557
4.875%, 10/09/2026		1,327	1,175
4.250%, 04/14/2026		338	291
TC Ziraat Bankasi
4.250%, 07/03/2019 (A)		940	928
TC Ziraat Bankasi MTN
5.125%, 05/03/2022 (A)		1,063	973
5.125%, 09/29/2023 (A)		655	578
4.750%, 04/29/2021 (A)		561	529
Turkey Government Bond
16.200%, 06/14/2023	TRY	10,635	1,933
12.400%, 03/08/2028		7,087	1,112
12.200%, 01/18/2023		22,055	3,520
11.000%, 03/02/2022		34,649	5,458
11.000%, 02/24/2027		7,182	1,043
10.700%, 02/17/2021		6,560	1,064

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
10.700%, 08/17/2022	TRY	26,936	$4,120
10.600%, 02/11/2026		2,970	431
10.500%, 08/11/2027		50,795	7,094
10.400%, 03/20/2024		2,250	328
9.500%, 01/12/2022		13,693	2,069
9.400%, 07/08/2020		22,531	3,704
9.200%, 09/22/2021		9,387	1,447
9.000%, 07/24/2024		9,803	1,336
8.500%, 09/14/2022		4,534	658
7.400%, 02/05/2020		10,971	1,818
7.100%, 03/08/2023		66,544	8,756
3.000%, 08/02/2023		9,637	1,804
Turkey Government International Bond
7.250%, 12/23/2023		$2,943	3,021
7.000%, 03/11/2019		784	786
6.125%, 10/24/2028		1,850	1,723
5.750%, 05/11/2047		2,850	2,319
5.200%, 02/16/2026	EUR	1,502	1,710
5.125%, 02/17/2028		$4,574	4,004
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+4.220%, 05/24/2027 (A)		1,170	999
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		429	371

			74,609

Ukraine — 2.4%
Egypt Treasury Bills
17.074%, 04/30/2019 (C)	EGP	28,850	1,512
Metinvest BV
7.750%, 04/23/2023 (A)		$607	552
Ukraine Government International Bond
9.750%, 11/01/2028 (A)		2,091	1,959
9.750%, 11/01/2028		442	414
8.994%, 02/01/2024 (A)		714	665
8.994%, 02/01/2024		256	239
7.750%, 09/01/2020 (A)		477	460
7.750%, 09/01/2022 (A)		1,123	1,029
7.750%, 09/01/2023 (A)		1,438	1,293
7.750%, 09/01/2025 (A)		1,796	1,555
7.750%, 09/01/2026 (A)		3,595	3,061
7.750%, 09/01/2026		5,375	4,577
7.750%, 09/01/2027 (B)		3,723	3,143
7.750%, 09/01/2027 (A)		4,254	3,592
7.375%, 09/25/2032		2,206	1,750
7.375%, 09/25/2032 (A)		4,697	3,726
3.112%, 05/31/2040 (A)(F)		8,127	4,673
2.966%, 05/31/2040(F)		710	408
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)		1,711	1,674

			36,282

SEI Institutional International Trust / Quarterly Report / December 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
United Arab Emirates — 0.6%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047		$1,860	$1,816
4.600%, 11/02/2047 (A)		2,793	2,727
3.650%, 11/02/2029 (A)		1,037	983
Abu Dhabi Government International Bond
3.125%, 10/11/2027		1,039	992
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043		1,454	1,445
MDC-GMTN BV MTN
4.500%, 11/07/2028 (A)		548	561

			8,524

United Kingdom — 0.1%
MARB BondCo
6.875%, 01/19/2025 (A)		269	249
Standard Chartered Bank MTN
8.250%, 05/17/2029 (A)	EUR	10,744,000	764
Vedanta Resources
6.375%, 07/30/2022 (A)		$216	193
6.125%, 08/09/2024 (A)		301	250

			1,456

Uruguay — 0.6%
Republic of Uruguay
5.100%, 06/18/2050		724	710
4.125%, 11/20/2045		346	309
Uruguay Government International Bond
4.375%, 10/27/2027		7,773	7,775
Uruguay Monetary Regulation Bill
10.132%, 02/08/2019 (C)	UYU	17,100	524

			9,318

Venezuela — 0.7%
Petroleos de Venezuela
9.750%, 05/17/2035 (G)		$1,000	185

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
9.000%, 11/17/2021 (B)(G)	$4,300	$791
6.000%, 05/16/2024 (G)	8,092	1,194
6.000%, 05/16/2024 (G)	7,785	1,148
6.000%, 11/15/2026 (G)	12,668	1,869
5.500%, 04/12/2037 (G)	1,740	261
5.375%, 04/12/2027 (G)	4,563	661
Republic of Venezuela
11.950%, 08/05/2031 (G)	3,000	705
9.250%, 09/15/2027 (G)	2,300	535
8.250%, 10/13/2024 (G)	2,160	497
7.750%, 10/13/2019 (G)	6,270	1,424
Venezuela Government International Bond
9.250%, 05/07/2028 (G)	2,941	669

		9,939

Zambia — 0.4%
Republic of Zambia
8.970%, 07/30/2027	4,401	3,279
8.500%, 04/14/2024 (A)	2,204	1,642
5.375%, 09/20/2022 (A)	105	75
Zambia Government International Bond
5.375%, 09/20/2022	1,495	1,069

		6,065

Total Global Bonds (Cost $1,567,951) ($ Thousands)		1,447,195

	Shares

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P.
2.200% **†(H)	23,424,238	23,420

Total Affiliated Partnership (Cost $23,424) ($ Thousands)		23,420

Total Investments in Securities — 98.1% (Cost $1,591,375) ($ Thousands)		$1,470,615

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro-Bund	(196)	Mar-2019	$(36,102)	$(36,642)	$(221)
Euro-Buxl 30 Year Bond	(21)	Mar-2019	(4,267)	(4,336)	(38)
R186 Bond Future	823	Feb-2019	6,527	6,316	25
R2032 Bond Future	490	Feb-2019	3,174	3,163	38
R2035 Bond Future	164	Feb-2019	1,044	1,102	46
R2040 Bond Future	930	Feb-2019	5,587	5,958	302
R209 Bond Future	1,148	Feb-2019	5,806	5,870	48
U.S. 10-Year Treasury Note	238	Mar-2019	28,339	29,040	700
U.S. Ultra Long Treasury Bond	24	Mar-2019	3,712	3,856	144

			$13,820	$14,327	$1,044

12	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Debt Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/20/19	IDR	13,633,312	USD	923	$(15)
Citigroup	01/04/19	USD	1,060	EUR	934	8
Citigroup	01/04/19	EUR	4,858	USD	5,544	(9)
Citigroup	01/09/19	TWD	371,326	USD	12,254	149
Citigroup	01/14/19	THB	37,285	USD	1,135	(10)
Citigroup	01/15/19	USD	3,136	BRL	12,203	10
Citigroup	03/15/19	USD	1,482	BRL	5,700	(18)
Citigroup	01/15/19	BRL	7,045	USD	1,881	65
Citigroup	01/15/19	EUR	19,065	PLN	82,511	155
Citigroup	01/15/19	PLN	24,769	EUR	5,730	(39)
Citigroup	01/18/19	USD	1,652	COP	5,252,603	(35)
Citigroup	01/18/19	ARS	43,517	USD	1,108	(22)
Citigroup	01/18/19 - 03/20/19	COP	36,183,109	USD	11,339	224
Citigroup	01/22/19	USD	4,581	CLP	3,147,978	(41)
Citigroup	01/23/19	USD	7,636	HUF	2,131,810	(27)
Citigroup	01/23/19	HUF	94,994	EUR	292	(5)
Citigroup	01/23/19	HUF	125,807	USD	444	(5)
Citigroup	01/24/19 - 03/20/19	TRY	37,078	USD	6,453	(299)
Citigroup	01/29/19	EUR	1,920	HUF	622,218	22
Citigroup	02/04/19 -03/20/19	USD	21,396	THB	699,459	125
Citigroup	02/11/19 - 03/20/19	ZAR	5,220	USD	364	3
Citigroup	03/01/19 - 03/07/19	EUR	10,670	RON	51,109	283
Citigroup	03/01/19 - 03/07/19	RON	33,232	EUR	6,990	(126)
Citigroup	03/06/19	USD	8,485	RUB	572,655	(300)
Citigroup	03/20/19	USD	3,563	PEN	12,042	(6)
Citigroup	03/20/19	USD	4,554	KZT	1,722,106	(131)
Citigroup	03/20/19	PLN	5,000	USD	1,334	—
Citigroup	03/20/19	USD	6,225	ZAR	90,340	—
Citigroup	03/20/19 - 04/03/19	USD	7,915	MXN	159,211	59
Citigroup	03/20/19	USD	15,066	CZK	342,214	180
Citigroup	03/20/19	CZK	22,689	USD	1,011	—
Citigroup	03/20/19 - 04/03/19	MXN	173,870	USD	8,656	(52)
Citigroup	03/20/19	PHP	406,931	USD	7,597	(129)
Citigroup	03/20/19	INR	574,020	USD	7,859	(329)
Citigroup	10/18/19	USD	511	CNY	3,586	10
Goldman Sachs	01/04/19 - 03/20/19	USD	34,386	EUR	30,160	110
Goldman Sachs	01/04/19 - 03/20/19	EUR	34,871	USD	39,830	(133)
Goldman Sachs	01/14/19	MYR	2,437	USD	585	(5)
Goldman Sachs	01/15/19	EUR	2,313	PLN	10,018	21
Goldman Sachs	01/15/19	USD	12,715	BRL	50,492	303
Goldman Sachs	01/15/19	PLN	19,934	EUR	4,635	(4)
Goldman Sachs	03/06/19	BRL	18,214	USD	4,688	10
Goldman Sachs	01/15/19	BRL	3,141	USD	779	(30)
Goldman Sachs	01/16/19	USD	3,610	EGP	68,960	227
Goldman Sachs	01/16/19	EGP	68,960	USD	3,666	(172)
Goldman Sachs	01/18/19	USD	1,517	COP	4,826,196	(31)
Goldman Sachs	01/18/19	USD	2,625	JPY	296,429	80
Goldman Sachs	01/18/19	ARS	89,322	USD	2,271	(49)
Goldman Sachs	01/18/19 - 03/20/19	COP	14,576,726	USD	4,545	61

SEI Institutional International Trust / Quarterly Report / December 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	01/22/19 - 03/20/19	USD	11,052	CLP	7,576,428	$(118)
Goldman Sachs	01/23/19 - 01/29/19	HUF	562,350	EUR	1,733	(23)
Goldman Sachs	01/29/19	EUR	5,062	HUF	1,638,379	53
Goldman Sachs	01/29/19 - 04/03/19	USD	24,926	MXN	507,756	608
Goldman Sachs	01/31/19 - 03/20/19	USD	5,161	KZT	1,917,992	(219)
Goldman Sachs	02/04/19	THB	90,200	USD	2,755	(17)
Goldman Sachs	02/06/19	USD	2,623	AUD	3,617	(76)
Goldman Sachs	02/06/19	AUD	3,617	USD	2,671	124
Goldman Sachs	02/11/19 - 10/18/19	USD	5,345	CNY	37,103	49
Goldman Sachs	02/11/19 - 03/20/19	USD	15,999	ZAR	222,959	(630)
Goldman Sachs	02/11/19	ZAR	20,084	USD	1,422	32
Goldman Sachs	02/19/19	IDR	18,052,779	USD	1,227	(19)
Goldman Sachs	03/06/19	USD	2,511	RUB	168,209	(107)
Goldman Sachs	03/06/19 - 03/20/19	RUB	645,623	USD	9,634	420
Goldman Sachs	03/07/19	EUR	650	RON	3,071	7
Goldman Sachs	03/11/19 - 03/20/19	USD	5,242	TRY	31,017	380
Goldman Sachs	03/11/19	TRY	36,401	USD	6,450	(160)
Goldman Sachs	03/20/19	USD	558	CZK	12,610	4
Goldman Sachs	03/20/19	USD	6,907	IDR	99,886,450	(39)
Goldman Sachs	03/20/19	USD	7,948	KRW	8,830,200	(1)
Goldman Sachs	03/20/19	USD	10,250	RON	42,240	113
Goldman Sachs	03/20/19	PLN	20,050	USD	5,327	(22)
Goldman Sachs	03/20/19 - 04/03/19	MXN	228,669	USD	11,329	(125)
Goldman Sachs	03/20/19	PHP	368,438	USD	6,946	(48)
Goldman Sachs	08/21/19 - 11/20/19	NGN	1,019,033	USD	2,590	(62)
JPMorgan Chase Bank	01/04/19	USD	1,571	EUR	1,384	12
JPMorgan Chase Bank	03/05/19	EUR	18,620	USD	21,408	17
JPMorgan Chase Bank	01/04/19	EUR	11,444	USD	13,052	(31)
JPMorgan Chase Bank	01/09/19	USD	12,113	TWD	371,326	(8)
JPMorgan Chase Bank	01/11/19	USD	2,922	EUR	2,553	(1)
JPMorgan Chase Bank	01/11/19	EUR	40,698	USD	46,682	126
JPMorgan Chase Bank	01/14/19 - 02/11/19	USD	5,125	THB	168,698	59
JPMorgan Chase Bank	01/14/19 - 02/04/19	THB	97,576	USD	2,980	(18)
JPMorgan Chase Bank	01/15/19	USD	3,921	BRL	14,629	(149)
JPMorgan Chase Bank	01/15/19	EUR	4,577	PLN	19,711	11
JPMorgan Chase Bank	01/15/19	BRL	14,090	USD	3,766	133
JPMorgan Chase Bank	01/15/19 - 02/07/19	PLN	76,442	EUR	17,726	(51)
JPMorgan Chase Bank	01/18/19	USD	901	CLP	610,291	(21)
JPMorgan Chase Bank	01/18/19	USD	1,746	COP	5,516,865	(47)
JPMorgan Chase Bank	01/18/19	USD	2,303	PHP	122,174	22
JPMorgan Chase Bank	01/18/19	USD	4,182	IDR	61,397,854	76
JPMorgan Chase Bank	01/18/19 - 02/20/19	USD	4,946	ARS	197,836	90
JPMorgan Chase Bank	01/18/19	PEN	15,488	USD	4,587	4
JPMorgan Chase Bank	01/18/19	THB	87,059	USD	2,654	(21)
JPMorgan Chase Bank	01/18/19 - 03/06/19	BRL	106,641	USD	27,190	(250)
JPMorgan Chase Bank	01/18/19	RUB	175,446	USD	2,629	106
JPMorgan Chase Bank	01/18/19	COP	18,461,483	USD	5,794	109
JPMorgan Chase Bank	01/22/19 - 04/03/19	MXN	351,191	USD	17,467	(187)
JPMorgan Chase Bank	01/31/19	IDR	13,370,393	USD	928	3
JPMorgan Chase Bank	02/01/19	USD	1,126	TRY	6,473	71

14	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	02/01/19	USD	1,903	ZAR	28,073	$43
JPMorgan Chase Bank	02/01/19	USD	3,635	HUF	1,030,728	48
JPMorgan Chase Bank	02/01/19	TRY	8,524	USD	1,513	(64)
JPMorgan Chase Bank	02/01/19	USD	9,025	RON	37,074	77
JPMorgan Chase Bank	02/01/19	USD	10,255	PLN	38,926	115
JPMorgan Chase Bank	02/11/19	ZAR	4,003	USD	290	14
JPMorgan Chase Bank	02/01/19	ZAR	9,798	USD	670	(8)
JPMorgan Chase Bank	02/01/19 - 03/20/19	USD	8,364	MXN	171,514	267
JPMorgan Chase Bank	04/03/19	USD	9,245	MXN	181,546	(155)
JPMorgan Chase Bank	02/01/19	HUF	1,076,638	USD	3,821	(25)
JPMorgan Chase Bank	02/06/19	AUD	3,653	USD	2,597	24
JPMorgan Chase Bank	02/07/19	USD	98	KRW	110,100	1
JPMorgan Chase Bank	02/11/19 - 10/18/19	CNY	40,706	USD	5,837	(81)
JPMorgan Chase Bank	02/19/19	USD	317	IDR	4,603,649	1
JPMorgan Chase Bank	03/05/19	USD	4,490	PEN	15,238	13
JPMorgan Chase Bank	03/05/19	PEN	4,592	USD	1,360	3
JPMorgan Chase Bank	03/07/19	RON	38,987	EUR	8,251	(85)
JPMorgan Chase Bank	03/20/19	USD	9,802	CNY	67,049	(51)
JPMorgan Chase Bank	03/20/19	TWD	590,360	USD	19,380	(90)
JPMorgan Chase Bank	03/22/19	EUR	3,960	CZK	102,689	19
JPMorgan Chase Bank	10/19/20	USD	208	UYU	7,800	16
Merrill Lynch	03/20/19	USD	12,192	PLN	46,293	158
Merrill Lynch	03/20/19	ILS	27,388	USD	7,314	(62)
Merrill Lynch	03/20/19	ZAR	31,541	USD	2,209	36
Merrill Lynch	03/20/19	MXN	34,857	USD	1,752	3
Standard Bank	01/04/19	EUR	230	USD	261	(1)
Standard Bank	01/16/19 - 03/20/19	GHS	16,300	USD	3,236	(80)
Standard Bank	01/18/19	USD	5,400	COP	17,210,326	(100)
Standard Bank	01/23/19	USD	2,906	MYR	12,125	31
Standard Bank	01/23/19 - 03/04/19	MYR	56,724	USD	13,559	(183)
Standard Bank	02/19/19	USD	182	IDR	2,663,900	2
Standard Bank	02/19/19 - 03/20/19	IDR	67,991,339	USD	4,603	(73)
Standard Bank	03/15/19	BRL	2,950	USD	765	8
Standard Bank	03/20/19	PHP	3,653	USD	68	(1)
Standard Bank	03/20/19	USD	8,083	INR	574,020	106
Standard Bank	08/21/19 - 11/20/19	NGN	2,032,073	USD	5,224	(63)
State Street	01/15/19	EUR	2,321	PLN	10,018	12
State Street	01/15/19	PLN	2,422	EUR	561	(3)
State Street	03/05/19	USD	2,599	EUR	2,268	6
State Street	04/03/19	USD	3,052	MXN	63,544	130
State Street	04/03/19	MXN	29,392	USD	1,409	(63)

						$207

A list of open OTC swap agreements held by the Fund at December 31, 2018, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	0.845%	6-MONTH HUF - BUBOR	Semi-Annually	10/10/2019	HUF	3,000,000	$(56)	$–	$(56)
Goldman Sachs	1-DAY BRL - CETIP	8.22%	Annually	01/02/2020	BRL	4,194	37	–	37

SEI Institutional International Trust / Quarterly Report / December 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Debt Fund (Continued)

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	1-DAY BRL - CETIP	11.46%	Annually	01/02/2020	BRL	3,649	$53	$–	$53
JPMorgan Chase	1-DAY BRL - CETIP	12.130%	Annually	01/02/2020	BRL	3,480	56	–	56
JPMorgan Chase	1-DAY BRL - CETIP	12.130%	Annually	01/02/2020	BRL	5,738	92	–	92
Goldman Sachs	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	6.78%	Annually	02/22/2020	RUB	1,080,956	(416)	–	(416)
Goldman Sachs	0.585%	6-MONTH CZK - PRIBOR	Semi-Annually	03/13/2020	CZK	25,000	14	–	14
Goldman Sachs	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	6.53%	Annually	03/27/2020	RUB	1,400,000	(599)	–	(599)
JPMorgan Chase	0.6925%	6-MONTH HUF - BUBOR	Semi-Annually	04/20/2020	HUF	1,750,000	(35)	–	(35)
JPMorgan Chase	1-DAY COP - COLUMBIA IBR OVERNIGHT INTERBANK	5.43%	Annually	07/17/2020	COP	13,194,199	29	–	29
Goldman Sachs	0.565%	3-MONTH TELBOR	Quarterly	11/26/2020	ILS	50,000	33	–	33
Citibank	0.72%	3-MONTH TELBOR	Quarterly	12/12/2020	ILS	49,712	2	–	2
Goldman Sachs	1-DAY BRL - CETIP	12.725%	Annually	01/04/2021	BRL	10,608	428	–	428
JPMorgan Chase	1-DAY BRL - CETIP	9.11%	Annually	01/04/2021	BRL	3,303	22	–	22
JPMorgan Chase	1-DAY BRL - CETIP	9.61%	Annually	01/04/2021	BRL	4,626	56	–	56
JPMorgan Chase	1-DAY BRL - CETIP	10.89%	Annually	01/04/2021	BRL	170	3	–	3
JPMorgan Chase	1-DAY BRL - CETIP	10.04%	Annually	01/04/2021	BRL	3,557	52	–	52
JPMorgan Chase	1-DAY BRL - CETIP	9.275%	Annually	01/04/2021	BRL	5,815	59	–	59
JPMorgan Chase	1-DAY BRL - CETIP	8.87%	Annually	01/04/2021	BRL	8,089	64	–	64
JPMorgan Chase	1-DAY BRL - CETIP	9.18%	Annually	01/04/2021	BRL	3,419	32	–	32
Goldman Sachs	28-DAY MXN - TIIE	5.37%	Monthly	03/17/2021	MXN	46,500	(175)	–	(175)
JPMorgan Chase	1.3775%	6-MONTH HUF - BUBOR	Semi-Annually	06/17/2021	HUF	654,998	(37)	–	(37)
Goldman Sachs	6-MONTH PLN - WIBOR	2.208%	Annually	11/16/2021	PLN	6,842	18	–	18
Citibank	6-MONTH PLN - WIBOR	2.431%	Annually	12/14/2021	PLN	11,000	48	–	48
Goldman Sachs	6-MONTH HUF - BUBOR	1.265%	Semi-Annually	01/10/2022	HUF	1,537,322	(82)	–	(82)
Goldman Sachs	0.8725%	6-MONTH CZK - PRIBOR	Semi-Annually	03/09/2022	CZK	25,000	28	–	28
JPMorgan Chase	1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	3.430%	Semi-Annually	05/10/2022	CLP	420,527	1	–	1
JPMorgan Chase	0.955%	6-MONTH CZK - PRIBOR	Semi-Annually	05/17/2022	CZK	28,773	33	–	33
JPMorgan Chase	1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	3.410%	Semi-Annually	07/11/2022	CLP	900,000	–	–	0
Citibank	1.165%	6-MONTH CZK - PRIBOR	Semi-Annually	09/08/2022	CZK	43,406	43	–	43
Goldman Sachs	28-DAY MXN - TIIE	5.900%	Monthly	09/12/2022	MXN	75,956	(358)	–	(358)
JPMorgan Chase	1-DAY COP - COLUMBIA IBR OVERNIGHT INTERBANK	5.30%	Quarterly	09/19/2022	COP	9,500,000	28	–	28
Goldman Sachs	6-MONTH HUF - BUBOR	0.8385%	Annually	09/21/2022	HUF	1,390,000	(79)	–	(79)
Goldman Sachs	3-MONTH COP - IBRCOL	5.23%	Quarterly	11/28/2022	COP	2,149,850	6	–	6
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	151	–	151
Goldman Sachs	1-DAY BRL - CETIP	10.04%	Annually	01/03/2023	BRL	5,012	176	–	176
Goldman Sachs	1-DAY COP - COLUMBIA IBR OVERNIGHT INTERBANK	5.595%	Quarterly	07/06/2023	COP	3,186,193	17	–	17
Goldman Sachs	3-MONTH TELBOR	1.335%	Annually	11/26/2023	ILS	20,500	(57)	–	(57)
Citibank	3-MONTH TELBOR	1.402%	Annually	12/23/2023	ILS	20,477	55	–	55
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	23,145	(141)	–	(141)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	16,624	(116)	–	(116)
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	47,200	(343)	–	(343)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	40,000	(305)	–	(305)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	26,000	(184)	–	(184)
JPMorgan Chase	1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	3.45%	Semi-Annually	06/02/2027	CLP	937,139	19	–	19
Goldman Sachs	8.024%	3-MONTH ZAR - JIBAR	Quarterly	05/18/2028	ZAR	51,000	85	–	85

16	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Debt Fund (Continued)

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	4.21%	Semi-Annually	12/07/2028	CLP	260,000	$8	$–	$8

							$(1,235)	$–	$(1,235)

Cross Currency Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payment (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	M USD LIBOR	9.52%	Annually	03/11/2020	USD	78,803	$1,264	$–	$1,264
JPMorgan Chase	3-MONTH USD - LIBOR	2.94%	Quarterly	03/11/2024	TRY	4,437	(1,185)	–	(1,185)

							79	–	79

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	Argentina	Sell	5.00%	Quarterly	06/20/2023	$(1,895)	$(191)	$139	$(330)
Credit Suisse	Ecuador	Sell	5.00%	Quarterly	12/20/2019	(2,100)	2	(33)	35

							$(189)	$106	$(295)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2018, are as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
7.45%	1-DAY BRL - CETIP	Annually	01/02/2020	BRL	67,046	$(141)	$–	$(141)
2.439%	3-MONTH HUF - BUBOR	Semi-Annually	06/08/2028	HUF	220,205	(19)	–	(19)
2.379%	3-MONTH HUF - BUBOR	Semi-Annually	06/07/2028	HUF	279,795	(19)	–	(19)
1.94%	6-MONTH CZK - PRIBOR	Semi-Annually	02/26/2028	CZK	14,000	(11)	–	(11)
1.70%	6-MONTH HUF - BUBOR	Semi-Annually	01/22/2028	HUF	455,025	58	–	58
28-DAY MXN - TIIE	7.51%	Monthly	04/20/2027	MXP	8,110	(31)	–	(31)
28-DAY MXN - TIIE	7.915%	Monthly	01/22/2027	MXP	41,115	(101)	–	(101)
28-DAY MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	8,000	(24)	–	(24)
28-DAY MXN - TIIE	7.815%	Monthly	02/20/2025	MXP	25,000	(50)	–	(51)
1-DAY BRL - CETIP	12.34%	Annually	01/02/2025	BRL	5,215	147	–	147
2.2575%	6M PRIBOR CZK	Semi-Annually	12/20/2023	CZK	11,479	(11)	–	(11)
2.70%	3-MONTH HUF - BUBOR	Semi-Annually	06/13/2028	HUF	453,115	(76)	–	(75)
2.425%	6M CKZ PRIBOR	Semi-Annually	12/04/2023	CZK	20,000	(26)	–	(26)
2.425%	6M CZK PRIBOR	Semi-Annually	10/03/2023	CZK	15,000	(19)	–	(19)
1.73%	6-MONTH CZK - PRIBOR	Semi-Annually	03/26/2023	CZK	19,260	4	–	4
1-DAY BRL - CETIP	9.255%	Annually	01/02/2023	BRL	2,368	14	–	14
1-DAY BRL - CETIP	11.475%	Annually	01/02/2023	BRL	3,524	73	–	73
28-DAY MXN - TIIE	6.71%	Monthly	07/07/2022	MXP	130,137	(380)	–	(380)
28-DAY MXN - TIIE	6.745%	Monthly	06/23/2022	MXP	26,758	(76)	–	(76)
28-DAY MXN - TIIE	7.575%	Monthly	01/28/2022	MXP	67,966	(95)	–	(95)
1-DAY BRL - CETIP	9.46%	Annually	01/03/2022	BRL	13,267	112	–	112
6-MONTH PZL - WIBOR	2.263%	Annually	11/12/2021	PLN	7,000	20	–	20
7.8875%	1-DAY BRL - CETIP	Annually	01/04/2021	BRL	12,602	30	–	30
2.05%	6M BUBOR	Semi-Annually	11/23/2023	HUF	800,000	70	–	70
6M HUF BUBOR	4.45%	Annually	10/12/2028	HUF	2,300,000	560	–	560

						$9	$–	$9

Percentages are based on Net Assets of $1,498,851 ($ Thousands).

**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $210,835 ($ Thousands), representing 14.1% of the Net Assets of the Fund.

SEI Institutional International Trust / Quarterly Report / December 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Debt Fund (Continued)

(B)	Certain securities or partial positions of certain securities are on loan at December 31, 2018. The total market value of securities on loan at December 31, 2018 was $29,528 ($ Thousands).

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(E)	Level 3 security in accordance with fair value hierarchy.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(G)	Security is in default on interest payment.

(H)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2018 was $23,420 ($ Thousands).

ARS — Argentine Peso

AUD — Australian Dollar

BADLAR — Buenos Aires Deposits of Large Amount Rate

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CETIP — Central of Custody and Financial Settlement of Securities

Cl — Class

CLP — Chilean Peso

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DOP — Dominican Peso

EGP — Egyptian Pound

EUR — Euro

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

ILS — Israeli New Sheckels

JIBAR — Johannesburg Interbank Agreed Rate

JPY — Japanese Yen

JSC — Joint-Stock Company

KRW — Korean Won

KZT — Kazakhstani Tenge

LIBOR — London Interbank Offered Rate

LKR — Sri Lankan Rupee

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RUB — Russian Ruble

THB — Thai Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

UYU — Uruguayan Peso

WIBOR — Warsaw Interbank Offered Rate

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Global Bonds	$–	$1,443,614	$3,581	$1,447,195
Affiliated Partnership	–	23,420	–	23,420

Total Investments in Securities	$–	$1,467,034	$3,581	$1,470,615

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,303	$–	$–	$1,303
Unrealized Depreciation	(259)	–	–	(259)
Forwards Contracts*
Unrealized Appreciation	–	5,872	–	5,872
Unrealized Depreciation	–	(5,665)	–	(5,665)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	35	–	35
Unrealized Depreciation	–	(330)	–	(330)
Cross Currency Swaps*
Unrealized Appreciation	–	1,264	–	1,264
Unrealized Depreciation	–	(1,185)	–	(1,185)
Interest Rate Swaps*
Unrealized Appreciation	–	1,748	–	1,748
Unrealized Depreciation	–	(2,983)	–	(2,983)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	1,088	–	1,088
Unrealized Depreciation	–	(1,079)	–	(1,079)

Total Other Financial Instruments	$1,044	$(1,235)	$–	$(191)

^ A reconciliation of Level 3 investments is presented when the Fund has significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2018	Income
SEI Liquidity Fund, L.P.	$30,585	$35,734	$(42,899)	$ —	$ —	$ 23,420	$ 16

18	SEI Institutional International Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Emerging Markets Debt Fund (Continued)

As of December 31, 2018, the Emerging Markets Debt Fund is the seller (“providing protection”) on a total notional amount of $4.0 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$(189,016)	$-	$-	$(189,016)
Maximum potential amount of future payments	-	3,994,629	-	-	3,994,629
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-400	$-	$-	$-	$-	$-	$-
> than 400	2,100,000	-	1,894,629	-	-	3,994,629
Total	$2,100,000	$-	$1,894,629	$-	$-	$3,994,629

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional International Trust / Quarterly Report / December 31, 2018	19

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as amended as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: March 1, 2019

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: March 1, 2019